UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

May 31, 2007

1.800332.103

BAL-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
Gentex Corp.	757,000	$ 13,437
The Goodyear Tire & Rubber Co. (a)	536,700	19,037
		32,474
Automobiles - 0.1%
Coachmen Industries, Inc. (g)	873,720	8,973
Winnebago Industries, Inc.	322,142	9,986
		18,959
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	309,864	14,864
Carriage Services, Inc. Class A	671,650	5,125
H&R Block, Inc.	785,200	18,601
Service Corp. International	2,002,800	27,999
Stewart Enterprises, Inc. Class A	1,931,156	14,947
		81,536
Hotels, Restaurants & Leisure - 0.9%
Applebee's International, Inc.	713,200	18,686
Aristocrat Leisure Ltd.	900,689	11,487
Gaylord Entertainment Co. (a)	88,200	4,968
Greek Organization of Football Prognostics SA	374,400	14,307
McDonald's Corp.	1,905,250	96,310
MTR Gaming Group, Inc. (a)	184,975	2,915
OSI Restaurant Partners, Inc.	461,200	18,771
Royal Caribbean Cruises Ltd.	269,400	11,714
Ruth's Chris Steak House, Inc. (a)	23,145	424
Six Flags, Inc. (f)	475,800	2,945
Starbucks Corp. (a)	374,800	10,798
Starwood Hotels & Resorts Worldwide, Inc.	92,500	6,666
Vail Resorts, Inc. (a)	315,300	18,902
WMS Industries, Inc. (a)	631,900	26,767
		245,660
Household Durables - 0.6%
Beazer Homes USA, Inc.	766,600	27,421
Centex Corp.	384,000	18,570
D.R. Horton, Inc.	180,160	4,210
Furniture Brands International, Inc.	693,800	10,060
Hovnanian Enterprises, Inc. Class A	508,400	12,842
La-Z-Boy, Inc.	1,082,300	12,728
Snap-On, Inc.	207,900	11,241
Standard Pacific Corp.	367,300	7,831
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	284,600	$ 17,995
Whirlpool Corp.	312,700	34,913
		157,811
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	527,200	12,774
Leisure Equipment & Products - 0.2%
Brunswick Corp.	106,100	3,653
Callaway Golf Co.	1,080,074	19,625
Eastman Kodak Co. (f)	1,034,600	26,237
MarineMax, Inc. (a)	637,746	13,252
Polaris Industries, Inc.	27,700	1,526
		64,293
Media - 1.7%
Cinemark Holdings, Inc. (a)	226,700	4,387
Clear Channel Outdoor Holding, Inc. Class A (a)	734,558	21,346
Comcast Corp. Class A (special) (non-vtg.) (a)	807,800	21,956
DreamWorks Animation SKG, Inc. Class A (a)	565,700	16,903
E.W. Scripps Co. Class A	129,500	5,908
EchoStar Communications Corp. Class A (a)	373,500	17,203
Getty Images, Inc. (a)	406,500	20,345
Lamar Advertising Co. Class A	388,500	25,447
Liberty Global, Inc. Class A (a)	535,107	20,548
Live Nation, Inc. (a)	3,202,462	71,735
McGraw-Hill Companies, Inc.	323,100	22,717
Naspers Ltd. Class N sponsored ADR	470,700	12,285
R.H. Donnelley Corp.	236,600	18,441
Radio One, Inc. Class D (non-vtg.) (a)	372,504	2,798
Regal Entertainment Group Class A	568,500	13,007
Time Warner, Inc.	5,735,100	122,559
Valassis Communications, Inc. (a)	1,114,766	19,965
Virgin Media, Inc.	419,604	10,876
		448,426
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	1,132,600	38,112
Federated Department Stores, Inc.	556,900	22,237
JCPenney Co., Inc.	255,400	20,555
Retail Ventures, Inc. (a)	857,400	16,625
Sears Holdings Corp. (a)	191,900	34,546
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	383,500	$ 23,942
Tuesday Morning Corp.	973,346	13,568
		169,585
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	115,600	4,788
AnnTaylor Stores Corp. (a)	230,500	9,010
Best Buy Co., Inc.	92,500	4,467
Build-A-Bear Workshop, Inc. (a)(f)	664,113	19,857
Christopher & Banks Corp.	138,700	2,620
Circuit City Stores, Inc.	83,200	1,337
Coldwater Creek, Inc. (a)	226,300	5,624
DCM Japan Holdings Co. Ltd. (f)	1,382,640	11,178
Gamestop Corp. Class A (a)	977,900	36,163
Group 1 Automotive, Inc.	194,200	8,195
Gymboree Corp. (a)	37,000	1,654
Hibbett Sports, Inc. (a)	447,398	12,514
Home Depot, Inc.	552,600	21,480
OfficeMax, Inc.	505,400	22,692
Pacific Sunwear of California, Inc. (a)	831,025	16,529
PETsMART, Inc.	741,923	25,389
RadioShack Corp.	547,000	18,675
Staples, Inc.	1,317,966	33,028
The Men's Wearhouse, Inc.	295,900	15,783
TJX Companies, Inc.	394,600	11,037
Tween Brands, Inc. (a)	46,265	2,014
		284,034
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	302,000	19,278
TOTAL CONSUMER DISCRETIONARY		1,534,830
CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	213,027	8,812
Cott Corp. (a)	501,900	8,058
Fomento Economico Mexicano SA de CV sponsored ADR	423,000	16,852
Remy Cointreau SA	124,334	9,001
		42,723
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	1,779,846	68,595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Performance Food Group Co. (a)	268,075	$ 9,517
Rite Aid Corp.	3,202,800	20,242
SUPERVALU, Inc.	74,000	3,525
Sysco Corp.	614,600	20,356
Wal-Mart Stores, Inc.	1,297,200	61,747
Walgreen Co.	443,600	20,020
Winn-Dixie Stores, Inc. (a)(f)	2,127,876	66,603
		270,605
Food Products - 0.9%
BioMar Holding AS	74,000	4,412
Bunge Ltd.	303,700	23,725
Cermaq ASA (f)	975,600	16,743
Chiquita Brands International, Inc.	879,367	16,128
Corn Products International, Inc.	911,200	37,387
Global Bio-Chem Technology Group Co. Ltd.	15,614,000	6,099
Koninklijke Numico NV	212,100	10,557
Leroy Seafood Group ASA	360,600	7,713
Marine Harvest ASA (a)	24,436,000	27,066
Nestle SA (Reg.)	46,424	18,096
Ralcorp Holdings, Inc. (a)	544,880	31,690
Smithfield Foods, Inc. (a)	434,200	13,955
Tyson Foods, Inc. Class A	1,418,000	31,607
		245,178
Household Products - 0.8%
Central Garden & Pet Co. (a)	1,129,920	16,214
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,459,596	19,442
Procter & Gamble Co.	2,941,932	186,960
		222,616
Personal Products - 0.3%
Avon Products, Inc.	1,528,500	58,679
Playtex Products, Inc. (a)	1,167,800	17,400
		76,079
Tobacco - 0.9%
Altria Group, Inc.	2,661,350	189,222
British American Tobacco PLC	328,400	11,179
Japan Tobacco, Inc.	4,439	23,123
		223,524
TOTAL CONSUMER STAPLES		1,080,725
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.5%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	788,100	$ 65,002
Cameron International Corp. (a)	682,350	48,379
Expro International Group PLC	184,900	3,364
GlobalSantaFe Corp.	345,500	23,598
Grant Prideco, Inc. (a)	1,008,300	57,261
Halliburton Co. (f)	2,264,600	81,412
Hanover Compressor Co. (a)	846,600	21,165
Nabors Industries Ltd. (a)	2,511,588	87,755
NATCO Group, Inc. Class A (a)	355,415	15,286
National Oilwell Varco, Inc. (a)	6,119,377	577,965
Noble Corp.	338,800	31,302
Parker Drilling Co. (a)	1,106,490	12,935
Pride International, Inc. (a)	3,733,143	134,430
Smith International, Inc.	2,377,600	131,981
Superior Energy Services, Inc. (a)	564,300	22,662
Transocean, Inc. (a)	249,800	24,540
Universal Compression Holdings, Inc. (a)	188,400	14,000
W-H Energy Services, Inc. (a)	289,100	18,445
Weatherford International Ltd. (a)	2,511,726	136,487
Willbros Group, Inc. (a)(f)	156,000	4,526
		1,512,495
Oil, Gas & Consumable Fuels - 3.7%
Alpha Natural Resources, Inc. (a)	756,732	14,582
Aurora Oil & Gas Corp. (a)(g)	6,359,116	12,718
Cabot Oil & Gas Corp.	572,200	22,316
Cheniere Energy Partners LP	439,700	8,842
Chesapeake Energy Corp.	909,600	31,709
El Paso Corp.	46,300	789
Ellora Energy, Inc. (a)(h)	1,529,700	16,567
EOG Resources, Inc.	396,800	30,514
Evergreen Energy, Inc. (a)(f)	2,842,566	19,642
Foundation Coal Holdings, Inc.	577,400	25,521
Goodrich Petroleum Corp. (a)(f)	263,600	9,389
Helix Energy Solutions Group, Inc. (a)	406,600	16,203
International Coal Group, Inc. (a)	1,908,607	12,158
Kodiak Oil & Gas Corp. (a)	693,300	4,298
Mariner Energy, Inc. (a)	770,000	19,235
Massey Energy Co.	953,400	27,630
Noble Energy, Inc.	212,800	13,468
Petrohawk Energy Corp. (a)	253,700	4,135
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. (a)	183,500	$ 9,353
Petroplus Holdings AG	73,370	6,800
Plains Exploration & Production Co. (a)	424,000	22,438
Quicksilver Resources, Inc. (a)	741,000	32,967
Range Resources Corp.	1,355,260	52,503
Southwestern Energy Co. (a)	781,200	37,185
Strateco Resources, Inc. (a)	901,300	2,646
Suncor Energy, Inc.	221,700	19,256
SXR Uranium One, Inc. (a)	1,619,300	25,241
Tesoro Corp.	258,200	15,977
Ultra Petroleum Corp. (a)	874,300	53,665
UraMin, Inc. (a)	736,400	4,899
UraMin, Inc. (a)(m)	1,049,500	6,982
Valero Energy Corp.	4,915,000	366,757
Western Oil Sands, Inc. Class A (a)	554,700	19,580
Williams Companies, Inc.	629,000	19,977
		985,942
TOTAL ENERGY		2,498,437
FINANCIALS - 14.3%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	278,140	17,481
Ares Capital Corp.	2,080,583	38,553
Bank of New York Co., Inc.	1,616,100	65,549
Charles Schwab Corp.	666,000	14,965
Credit Suisse Group sponsored ADR	299,200	22,718
E*TRADE Financial Corp.	696,375	16,678
EFG International (a)	230,980	11,354
Franklin Resources, Inc.	277,400	37,654
Goldman Sachs Group, Inc.	130,000	30,007
Investors Financial Services Corp.	133,396	8,207
Janus Capital Group, Inc.	715,800	19,813
Julius Baer Holding AG (Bearer)	239,824	18,251
Lazard Ltd. Class A	805,600	43,406
Merrill Lynch & Co., Inc.	1,157,700	107,354
Northern Trust Corp.	296,100	19,270
State Street Corp.	414,700	28,312
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	189,596	$ 9,736
UBS AG (Reg.)	537,507	35,067
		544,375
Commercial Banks - 2.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (f)	1,063,300	26,838
Banco Nossa Caixa SA	440,100	8,110
Bank of Montreal	230,600	15,344
Colonial Bancgroup, Inc.	912,900	23,042
Commerce Bancorp, Inc.	893,142	30,831
Erste Bank AG	22,900	1,796
First Community Bancorp, California	18,500	1,045
Hanmi Financial Corp.	687,600	12,012
HSBC Holdings PLC sponsored ADR	13,800	1,284
KBC Groupe SA	32,400	4,471
Kookmin Bank	9,250	838
Nara Bancorp, Inc.	443,121	7,117
National Australia Bank Ltd.	492,064	17,278
PNC Financial Services Group, Inc.	913,900	67,446
Prosperity Bancshares, Inc.	37,000	1,282
Societe Generale Series A	83,868	16,339
SunTrust Banks, Inc.	510,000	45,538
Swedbank AB (A Shares) (f)	157,200	5,794
Synovus Financial Corp.	305,900	10,113
Toronto-Dominion Bank	46,300	3,198
Turkiye Halk Bankasi (a)	1,229,000	8,022
U.S. Bancorp, Delaware	544,300	18,822
UCBH Holdings, Inc.	1,555,878	28,955
UMB Financial Corp.	9,200	355
Unicredito Italiano Spa (f)	1,875,200	17,604
UnionBanCal Corp.	92,200	5,659
VTB Bank JSC sponsored ADR (a)	279,556	3,159
Wachovia Corp.	1,301,086	70,506
Wells Fargo & Co.	3,516,300	126,903
Wilshire Bancorp, Inc.	740,724	9,437
Wintrust Financial Corp.	398,637	18,293
Zions Bancorp	50,894	4,095
		611,526
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	416,300	7,348
American Express Co.	535,500	34,797
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	490,800	$ 39,156
ORIX Corp.	50,100	13,419
		94,720
Diversified Financial Services - 3.1%
Bank of America Corp.	5,251,036	266,280
Citigroup, Inc.	2,838,804	154,686
FirstRand Ltd.	1,933,400	6,216
JPMorgan Chase & Co.	4,523,300	234,443
Kotak Mahindra Bank Ltd. sponsored GDR (h)	158,676	2,234
MarketAxess Holdings, Inc. (a)	92,168	1,629
Moody's Corp.	273,600	19,056
Onex Corp. (sub. vtg.)	272,700	9,672
PICO Holdings, Inc. (a)(f)	2,558,028	120,253
TSX Group, Inc.	101,400	4,020
		818,489
Insurance - 3.1%
ACE Ltd.	1,066,200	65,646
AFLAC, Inc.	586,300	30,992
American International Group, Inc.	3,120,031	225,703
Aspen Insurance Holdings Ltd.	1,035,600	28,085
Assurant, Inc.	486,447	28,919
Axis Capital Holdings Ltd.	140,900	5,575
Endurance Specialty Holdings Ltd.	446,500	17,784
Greenlight Capital Re, Ltd.	43,100	1,021
Hartford Financial Services Group, Inc.	573,800	59,199
IPC Holdings Ltd.	345,400	10,776
MetLife, Inc.	806,800	54,862
Montpelier Re Holdings Ltd.	791,000	14,515
National Financial Partners Corp.	402,400	18,844
Navigators Group, Inc. (a)	179,600	8,892
PartnerRe Ltd.	324,000	24,883
Platinum Underwriters Holdings Ltd.	436,900	15,047
Prudential Financial, Inc.	727,300	74,199
T&D Holdings, Inc.	359,750	24,326
The Travelers Companies, Inc.	785,000	42,523
Universal American Financial Corp. (a)	1,045,450	22,195
Willis Group Holdings Ltd.	115,100	5,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
XL Capital Ltd. Class A	291,300	$ 23,758
Zenith National Insurance Corp.	166,400	8,049
		811,123
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	177,100	18,631
American Financial Realty Trust (SBI)	763,100	8,608
Annaly Capital Management, Inc.	2,667,600	41,188
BRE Properties, Inc. Class A	111,400	7,043
CapitalSource, Inc. (f)	578,600	15,217
CBRE Realty Finance, Inc.	520,100	6,850
Corporate Office Properties Trust (SBI)	9,200	414
Developers Diversified Realty Corp.	765,100	47,168
Duke Realty LP	808,500	32,437
Education Realty Trust, Inc.	369,119	5,352
Equity Lifestyle Properties, Inc.	138,500	7,543
Friedman, Billings, Ramsey Group, Inc. Class A	715,300	4,485
General Growth Properties, Inc.	593,400	35,034
Health Care Property Investors, Inc.	709,100	23,166
Healthcare Realty Trust, Inc.	499,200	16,359
Hersha Hospitality Trust	198,907	2,415
Highwoods Properties, Inc. (SBI)	371,400	16,282
HomeBanc Mortgage Corp., Georgia	1,292,900	2,638
Potlatch Corp.	157,200	6,882
Public Storage, Inc.	140,600	12,584
Quadra Realty Trust, Inc.	465,900	6,285
Senior Housing Properties Trust (SBI)	323,700	7,607
Simon Property Group, Inc.	13,800	1,490
Sovran Self Storage, Inc.	105,900	5,642
Spirit Finance Corp.	184,500	2,649
Tanger Factory Outlet Centers, Inc.	87,500	3,671
UDR, Inc.	1,358,176	41,234
Vornado Realty Trust	212,400	25,703
		404,577
Real Estate Management & Development - 0.2%
AFI Development PLC GDR (a)	20,488	228
Brookfield Properties Corp.	48,600	1,276
CB Richard Ellis Group, Inc. Class A (a)	110,700	4,120
Meruelo Maddux Properties, Inc.	685,200	5,653
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsubishi Estate Co. Ltd.	436,000	$ 13,398
Mitsui Fudosan Co. Ltd.	603,000	18,975
		43,650
Thrifts & Mortgage Finance - 1.6%
BankUnited Financial Corp. Class A	249,468	5,718
Countrywide Financial Corp.	1,604,049	62,462
Fannie Mae	1,828,700	116,891
Freddie Mac	1,254,400	83,781
Hudson City Bancorp, Inc.	3,053,200	40,272
MGIC Investment Corp.	416,267	27,057
NetBank, Inc. (g)	3,138,379	910
New York Community Bancorp, Inc.	1,045,000	18,267
NewAlliance Bancshares, Inc.	731,576	11,793
People's United Financial, Inc.	1,293,220	26,110
Radian Group, Inc.	491,700	30,436
Washington Federal, Inc.	462,381	11,597
		435,294
TOTAL FINANCIALS		3,763,754
HEALTH CARE - 5.7%
Biotechnology - 1.0%
Amgen, Inc. (a)	1,184,700	66,734
Biogen Idec, Inc. (a)	343,200	17,922
Cephalon, Inc. (a)	482,230	40,030
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)(f)	809,329	2,849
Genentech, Inc. (a)	223,286	17,812
Gilead Sciences, Inc. (a)	294,600	24,384
MannKind Corp. (a)(f)	786,900	8,955
Medarex, Inc. (a)	520,800	8,328
OSI Pharmaceuticals, Inc. (a)	562,100	21,225
PDL BioPharma, Inc. (a)	461,200	12,688
Theravance, Inc. (a)	732,600	25,157
Vertex Pharmaceuticals, Inc. (a)	377,500	11,272
		257,356
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	55,100	1,934
Alcon, Inc.	112,700	15,559
American Medical Systems Holdings, Inc. (a)(f)	1,428,000	26,789
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Arrow International, Inc.	120,100	$ 4,612
ArthroCare Corp. (a)	387,275	17,067
Aspect Medical Systems, Inc. (a)	853,185	13,813
Baxter International, Inc.	83,100	4,723
Becton, Dickinson & Co.	238,900	18,216
C.R. Bard, Inc.	400,400	33,798
Cooper Companies, Inc.	435,607	24,019
Hologic, Inc. (a)	276,677	14,965
Inverness Medical Innovations, Inc. (a)	969,508	46,236
Phonak Holding AG	221,983	21,207
Respironics, Inc. (a)	431,300	19,042
Varian Medical Systems, Inc. (a)	444,800	17,925
		279,905
Health Care Providers & Services - 1.3%
Acibadem Saglik Hizmetleri AS	1,085,000	13,918
Brookdale Senior Living, Inc.	485,700	22,930
Cardinal Health, Inc.	341,200	24,723
DaVita, Inc. (a)	351,000	19,386
Health Net, Inc. (a)	807,000	46,064
Henry Schein, Inc. (a)	129,100	6,911
Humana, Inc. (a)	219,500	13,620
McKesson Corp.	339,600	21,439
Medco Health Solutions, Inc. (a)	373,600	29,051
Omnicare, Inc.	406,900	15,226
UnitedHealth Group, Inc.	2,402,812	131,602
		344,870
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(f)	1,055,100	25,913
Cerner Corp. (a)	373,004	21,190
Health Corp. (a)	1,823,500	27,517
IMS Health, Inc.	497,100	16,255
		90,875
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	474,992	12,340
Charles River Laboratories International, Inc. (a)	665,900	35,406
Pharmaceutical Product Development, Inc.	478,100	17,451
		65,197
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Adams Respiratory Therapeutics, Inc. (a)(f)	906,400	$ 41,513
Alpharma, Inc. Class A	857,910	20,847
Barr Pharmaceuticals, Inc. (a)	562,200	29,977
Cypress Bioscience, Inc. (a)(f)	485,500	7,350
Endo Pharmaceuticals Holdings, Inc. (a)	467,058	16,496
Jazz Pharmaceuticals, Inc.	554,800	9,986
Johnson & Johnson	805,600	50,970
Merck & Co., Inc.	2,053,400	107,701
MGI Pharma, Inc. (a)	932,600	19,939
Schering-Plough Corp.	1,136,800	37,219
Teva Pharmaceutical Industries Ltd. sponsored ADR	516,700	20,255
Wyeth	1,233,000	71,317
Xenoport, Inc. (a)(f)	258,900	11,392
		444,962
TOTAL HEALTH CARE		1,483,165
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.)	1,109,300	5,518
DRS Technologies, Inc.	453,400	23,282
General Dynamics Corp.	725,800	58,238
Hexcel Corp. (a)	2,168,500	50,157
Honeywell International, Inc.	710,000	41,116
Ladish Co., Inc. (a)	138,616	6,153
Orbital Sciences Corp. (a)	990,700	20,418
Raytheon Co.	540,200	30,035
Rockwell Collins, Inc.	314,400	22,219
Spirit AeroSystems Holdings, Inc. Class A	888,700	31,025
United Technologies Corp.	1,137,200	80,229
		368,390
Air Freight & Logistics - 0.4%
FedEx Corp.	162,500	18,138
Forward Air Corp.	759,686	25,837
United Parcel Service, Inc. Class B	473,900	34,107
UTI Worldwide, Inc.	689,027	19,286
		97,368
Airlines - 0.2%
AirTran Holdings, Inc. (a)(f)	2,968,600	36,781
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	113,396	$ 2,160
Frontier Airlines Holdings, Inc. (a)(f)(g)	2,339,364	14,200
		53,141
Building Products - 0.1%
Masco Corp.	441,400	13,335
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	578,052	14,457
Allied Waste Industries, Inc.	2,556,500	34,410
CDI Corp.	133,044	4,449
Cintas Corp.	452,100	17,343
Clean Harbors, Inc.	661,098	31,065
Covanta Holding Corp. (a)	978,900	24,277
Diamond Management & Technology Consultants, Inc.	584,403	7,603
Equifax, Inc.	461,880	19,413
Kforce, Inc. (a)	633,470	10,180
Robert Half International, Inc.	416,300	14,629
The Brink's Co.	586,200	38,648
Waste Management, Inc.	622,700	24,080
		240,554
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	1,885,100	73,443
Fluor Corp.	1,267,900	131,988
Granite Construction, Inc.	647,500	44,347
Shaw Group, Inc. (a)	2,269,300	91,816
Washington Group International, Inc. (a)	1,369,988	115,079
		456,673
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	727,400	15,617
Cooper Industries Ltd. Class A	309,700	16,594
SolarWorld AG	36,900	3,371
		35,582
Industrial Conglomerates - 1.1%
3M Co.	325,700	28,649
General Electric Co.	1,772,565	66,613
McDermott International, Inc. (a)	601,900	46,948
Siemens AG sponsored ADR	208,200	27,482
Textron, Inc.	74,000	7,940
Tyco International Ltd.	3,549,300	118,405
		296,037
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.7%
Albany International Corp. Class A	378,300	$ 14,799
Bucyrus International, Inc. Class A	864,166	61,313
Danaher Corp.	184,400	13,553
Deere & Co.	236,100	28,443
Dover Corp.	332,316	16,632
Flowserve Corp.	219,100	15,208
Gardner Denver, Inc. (a)	117,900	4,856
IDEX Corp.	506,454	19,093
Oshkosh Truck Co.	326,900	20,166
		194,063
Marine - 0.3%
Alexander & Baldwin, Inc.	858,143	45,902
American Commercial Lines, Inc. (a)	564,200	17,879
		63,781
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	567,100	52,814
Canadian National Railway Co.	157,900	8,608
Canadian Pacific Railway Ltd.	166,400	11,872
CSX Corp.	497,500	22,606
Laidlaw International, Inc.	253,700	8,702
Ryder System, Inc.	92,500	4,988
Universal Truckload Services, Inc. (a)(g)	1,085,798	23,236
YRC Worldwide, Inc. (a)	92,100	3,702
		136,528
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	922,200	27,168
WESCO International, Inc. (a)	759,000	49,198
Williams Scotsman International, Inc. (a)	92,503	2,124
		78,490
TOTAL INDUSTRIALS		2,033,942
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.2%
Adtran, Inc.	830,400	22,471
Alcatel-Lucent SA sponsored ADR	2,331,430	31,987
Andrew Corp. (a)	1,804,100	23,868
Avocent Corp. (a)	263,455	7,385
Cisco Systems, Inc. (a)	1,137,500	30,622
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	718,700	$ 16,473
Dycom Industries, Inc. (a)	1,335,900	39,730
Finisar Corp. (a)	1,872,800	6,798
Harris Corp.	978,300	48,837
Juniper Networks, Inc. (a)	320,300	7,819
MasTec, Inc. (a)	1,003,267	13,634
Motorola, Inc.	1,915,800	34,848
Powerwave Technologies, Inc. (a)	738,500	4,712
QUALCOMM, Inc.	437,800	18,804
Sycamore Networks, Inc. (a)	1,938,600	7,212
		315,200
Computers & Peripherals - 1.3%
Apple, Inc. (a)	138,500	16,836
Diebold, Inc.	64,700	3,208
Electronics for Imaging, Inc. (a)	855,068	24,378
Hewlett-Packard Co.	1,520,900	69,520
Intermec, Inc. (a)	749,346	18,434
NCR Corp. (a)	714,400	38,342
Network Appliance, Inc. (a)	1,228,300	39,539
SanDisk Corp. (a)	680,600	29,640
Seagate Technology	4,802,393	98,881
Sun Microsystems, Inc. (a)	3,126,300	15,944
		354,722
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	1,228,800	46,903
Amphenol Corp. Class A	1,857,600	66,465
Arrow Electronics, Inc. (a)	455,125	18,683
AU Optronics Corp. sponsored ADR	185,000	2,892
Avnet, Inc. (a)	700,400	30,005
Benchmark Electronics, Inc. (a)	97,100	2,147
Flextronics International Ltd. (a)	2,821,100	32,584
Itron, Inc. (a)(f)	970,503	65,655
Molex, Inc.	665,800	19,801
Murata Manufacturing Co. Ltd.	128,900	9,108
Solectron Corp. (a)	7,635,300	25,960
Tektronix, Inc.	953,900	28,875
TTM Technologies, Inc. (a)	277,468	3,069
		352,147
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	137,290	68,336
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc.	1,234,410	$ 25,293
Open Text Corp. (a)	300,600	6,827
ValueClick, Inc. (a)	484,800	15,189
VeriSign, Inc. (a)	1,211,000	36,124
Yahoo!, Inc. (a)	895,700	25,707
		177,476
IT Services - 0.7%
Accenture Ltd. Class A	124,700	5,105
CACI International, Inc. Class A (a)	998,273	51,461
ManTech International Corp. Class A (a)	415,400	13,284
Mastercard, Inc. Class A	87,900	13,145
Paychex, Inc.	443,711	17,926
Satyam Computer Services Ltd. sponsored ADR	691,400	17,520
SI International, Inc. (a)	175,900	5,550
SRA International, Inc. Class A (a)	23,100	587
Syntel, Inc.	186,600	6,460
The Western Union Co.	648,800	14,566
Unisys Corp. (a)	3,892,883	32,389
WNS Holdings Ltd. ADR	81,200	2,200
		180,193
Office Electronics - 0.2%
Xerox Corp. (a)	2,218,000	41,854
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	3,769,700	53,794
Altera Corp.	385,600	8,796
AMIS Holdings, Inc. (a)	2,233,300	28,542
Analog Devices, Inc.	910,300	32,962
Applied Micro Circuits Corp. (a)	2,657,700	7,468
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	9
ASML Holding NV (NY Shares) (a)	1,275,900	32,880
Atmel Corp. (a)	4,199,484	23,475
ATMI, Inc. (a)	374,866	11,452
Axcelis Technologies, Inc. (a)	3,409,100	21,921
Credence Systems Corp. (a)	1,761,620	5,849
Cymer, Inc. (a)	403,573	16,199
Cypress Semiconductor Corp. (a)	2,495,400	53,576
DSP Group, Inc. (a)	577,500	12,584
Entegris, Inc. (a)	1,131,000	13,007
Fairchild Semiconductor International, Inc. (a)	2,246,200	41,375
Hittite Microwave Corp. (a)	458,085	18,621
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Infineon Technologies AG sponsored ADR (a)	809,200	$ 12,599
Integrated Device Technology, Inc. (a)	2,017,200	30,278
Intel Corp.	599,700	13,295
Intersil Corp. Class A	802,200	24,146
Linear Technology Corp.	435,300	15,623
LSI Logic Corp. (a)	1,543,882	13,401
LTX Corp. (a)	2,813,421	16,459
Maxim Integrated Products, Inc.	1,038,400	31,931
Microchip Technology, Inc.	815,800	33,105
Microsemi Corp. (a)	735,621	16,956
National Semiconductor Corp.	2,177,200	58,610
PMC-Sierra, Inc. (a)	1,038,700	8,008
Rudolph Technologies, Inc. (a)	1,159,398	18,597
Samsung Electronics Co. Ltd.	60,353	34,802
Semitool, Inc. (a)(f)	1,359,814	13,517
Spansion, Inc. Class A (a)	733,100	7,976
Standard Microsystems Corp. (a)	37,000	1,148
Teradyne, Inc. (a)	775,100	13,192
Xilinx, Inc.	754,000	21,474
		767,627
Software - 1.4%
Autodesk, Inc. (a)	437,000	19,862
Business Objects SA sponsored ADR (a)	499,900	20,551
Cadence Design Systems, Inc. (a)	1,156,100	26,255
Cognos, Inc. (a)	392,900	15,716
Electronic Arts, Inc. (a)	249,700	12,203
Fair Isaac Corp.	653,300	24,727
Microsoft Corp.	2,513,000	77,074
Nintendo Co. Ltd.	243,600	85,065
Opsware, Inc. (a)(f)	2,309,955	20,905
Sandvine Corp. (a)	2,497,700	10,393
Sandvine Corp. (U.K.) (a)	327,800	1,344
Sourcefire, Inc.	618,087	8,499
Take-Two Interactive Software, Inc. (a)	1,851,950	38,132
Ubisoft Entertainment SA (a)	161,826	8,115
		368,841
TOTAL INFORMATION TECHNOLOGY		2,558,060
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.5%
Chemicals - 1.2%
Agrium, Inc.	291,400	$ 11,240
Air Products & Chemicals, Inc.	122,100	9,523
Arkema sponsored ADR (a)	405,700	26,391
Celanese Corp. Class A	1,582,800	57,598
Chemtura Corp.	3,404,957	37,080
Dyno Nobel Ltd. (a)	739,500	1,568
Israel Chemicals Ltd.	3,018,118	25,718
K&S AG	27,700	3,977
Monsanto Co.	889,000	54,762
The Mosaic Co.	2,311,100	81,189
Tokai Carbon Co. Ltd.	277,000	2,419
		311,465
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	1,086,000	36,924
Smurfit-Stone Container Corp.	1,871,000	24,192
		61,116
Metals & Mining - 2.0%
Alcoa, Inc.	2,019,100	83,348
Allegheny Technologies, Inc.	264,078	30,525
Aquarius Platinum Ltd. (Australia)	550,024	17,236
Arcelor Mittal	296,000	17,757
Carpenter Technology Corp.	281,000	37,252
Compass Minerals International, Inc.	98,634	3,368
Magma OJSC sponsored GDR ADR (a)	88,284	1,081
Meridian Gold, Inc. (a)	2,740,300	70,289
Nucor Corp.	166,500	11,245
Reliance Steel & Aluminum Co.	802,600	49,256
Stillwater Mining Co. (a)	1,428,410	18,141
Sumitomo Metal Industries Ltd.	463,000	2,507
Teck Cominco Ltd. Class B (sub. vtg.)	505,900	21,382
Titanium Metals Corp.	4,585,282	158,651
		522,038
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	528,200	18,487
TOTAL MATERIALS		913,106
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	10,540,105	435,728
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc.	669,770	$ 3,905
Cogent Communications Group, Inc. (a)	458,200	13,150
Covad Communications Group, Inc. (a)	12,482,540	11,982
FairPoint Communications, Inc.	460,400	8,287
NeuStar, Inc. Class A (a)	508,600	14,780
Telenor ASA sponsored ADR	376,700	22,018
Verizon Communications, Inc.	3,567,000	155,272
		665,122
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	309,500	18,740
American Tower Corp. Class A (a)	877,991	37,912
Crown Castle International Corp. (a)	559,100	20,586
NII Holdings, Inc. (a)	380,900	31,032
Vivo Participacoes SA (PN) sponsored ADR	4,341,800	21,275
		129,545
TOTAL TELECOMMUNICATION SERVICES		794,667
UTILITIES - 3.4%
Electric Utilities - 1.1%
DPL, Inc.	990,700	30,226
E.ON AG	165,000	27,146
Edison International	460,400	26,828
Entergy Corp.	665,500	75,135
PPL Corp.	1,243,000	57,128
Reliant Energy, Inc. (a)	2,357,700	60,404
		276,867
Gas Utilities - 0.1%
Equitable Resources, Inc.	477,300	24,829
Questar Corp.	69,400	7,496
		32,325
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	4,060,117	96,347
Constellation Energy Group, Inc.	1,059,600	97,239
LDK Solar Co. Ltd. Sponsored ADR	337,000	9,099
Mirant Corp. (a)	1,565,800	72,653
NRG Energy, Inc.	1,893,859	166,451
Renewable Energy Corp. AS	981,800	31,094
		472,883
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
CMS Energy Corp.	1,923,200	$ 35,098
Public Service Enterprise Group, Inc.	758,500	67,461
Sempra Energy	37,000	2,269
		104,828
TOTAL UTILITIES		886,903
TOTAL COMMON STOCKS (Cost $13,138,689)		17,547,589
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	221,900	7,141
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	264,200	32,520
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,926)		39,661
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 12,950	15,400
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (h)	9,274	10,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	$ 7,380	$ 7,298
TOTAL HEALTH CARE		17,407
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (h)	4,610	4,918
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (h)	5,000	3,507
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	3,157
		6,664
TOTAL CONVERTIBLE BONDS		44,389
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Tenneco, Inc. 8.625% 11/15/14	435	460
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (h)	130	140
9% 7/1/15	160	175
		775
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	120	112
8.375% 7/15/33	300	279
		391
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	442
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	340	360
Service Corp. International:
6.75% 4/1/15 (h)	450	452
7.5% 4/1/27 (h)	450	446
		1,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	$ 730	$ 756
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)(i)	260	268
Host Marriott LP 7.125% 11/1/13	1,000	1,023
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	1,062
MGM Mirage, Inc.:
5.875% 2/27/14	1,880	1,746
7.5% 6/1/16	450	443
NCL Corp. Ltd. 10.625% 7/15/14	900	878
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,397
Six Flags, Inc.:
8.875% 2/1/10	900	910
9.625% 6/1/14	585	562
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,484
		10,529
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	110	110
Media - 0.3%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,471
Cablevision Systems Corp. 9.82% 4/1/09 (j)	780	825
CanWest Media, Inc. 8% 9/15/12	1,800	1,863
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	785	837
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)	2,160	2,252
8.375% 4/30/14 (h)	115	119
Comcast Corp. 6.45% 3/15/37	8,311	8,154
CSC Holdings, Inc. 7.625% 4/1/11	1,280	1,312
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	627
Dex Media, Inc. 8% 11/15/13	355	371
EchoStar Communications Corp. 7.125% 2/1/16	810	832
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,351
8.25% 2/1/30	6,315	6,260
MediMedia USA, Inc. 11.375% 11/15/14 (h)	90	96
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45	$ 15,780	$ 17,638
News America, Inc. 6.2% 12/15/34	1,720	1,641
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,129
Nielsen Finance LLC/Co. 10% 8/1/14 (h)	1,070	1,164
PanAmSat Corp. 9% 6/15/16	910	996
Paxson Communications Corp.:
8.6056% 1/15/12 (h)(j)	1,495	1,525
11.6056% 1/15/13 (h)(j)	750	786
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	1,830	1,803
Time Warner Cable, Inc. 6.55% 5/1/37 (h)	7,500	7,388
Time Warner, Inc. 6.5% 11/15/36	7,810	7,605
Valassis Communications, Inc. 8.25% 3/1/15 (h)	1,750	1,737
Videotron Ltee 6.875% 1/15/14	990	1,000
		74,782
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (h)	230	231
8% 3/15/14	1,820	1,861
AutoNation, Inc. 7.3556% 4/15/13 (j)	110	111
Sally Holdings LLC:
9.25% 11/15/14 (h)	970	1,006
10.5% 11/15/16 (h)	960	995
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,782
Toys 'R' US, Inc. 7.875% 4/15/13	1,800	1,692
United Auto Group, Inc. 7.75% 12/15/16 (h)	1,000	1,013
		8,691
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (h)(j)	190	196
TOTAL CONSUMER DISCRETIONARY		97,174
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920	957
Jean Coutu Group, Inc. 7.625% 8/1/12	420	445
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (h)	655	678
		2,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 1,660	$ 1,751
Swift & Co. 10.125% 10/1/09	250	258
		2,009
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	445	487
TOTAL CONSUMER STAPLES		4,576
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	140	142
Complete Production Services, Inc. 8% 12/15/16 (h)	530	550
Hanover Compressor Co. 9% 6/1/14	570	614
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	195	187
Pride International, Inc. 7.375% 7/15/14	480	487
		1,980
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc. 8.875% 2/1/17 (h)	510	518
Chesapeake Energy Corp.:
6.5% 8/15/17	105	104
6.625% 1/15/16	15	15
6.875% 1/15/16	10	10
7% 8/15/14	20	21
7.5% 6/15/14	430	448
Cimarex Energy Co. 7.125% 5/1/17	900	912
Duke Capital LLC 6.75% 2/15/32	8,145	8,169
Duke Energy Field Services 6.45% 11/3/36 (h)	8,650	8,701
El Paso Production Holding Co. 7.75% 6/1/13	1,000	1,058
Energy Partners Ltd.:
9.75% 4/15/14 (h)	350	357
10.48% 4/15/13 (h)(j)	390	398
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	538
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,702
Mariner Energy, Inc. 8% 5/15/17	160	164
Massey Energy Co. 6.875% 12/15/13	740	707
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,759
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35	$ 1,565	$ 1,431
Petrohawk Energy Corp. 9.125% 7/15/13	550	592
Plains All American Pipeline LP:
6.125% 1/15/17 (h)	2,645	2,659
6.65% 1/15/37 (h)	6,030	6,084
Plains Exploration & Production Co. 7% 3/15/17	550	549
Pogo Producing Co.:
6.625% 3/15/15	230	230
7.875% 5/1/13	270	284
Range Resources Corp. 7.375% 7/15/13	765	788
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)	5,910	5,880
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,394
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,188
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	430	455
		59,115
TOTAL ENERGY		61,095
FINANCIALS - 0.2%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,709
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	8,545	8,451
HSBC Holdings PLC 6.5% 5/2/36	6,175	6,474
		14,925
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	630	605
7.8% 6/1/12	450	450
8% 12/15/16	450	447
9.75% 9/15/10	150	159
9.8056% 4/15/12 (j)	390	420
9.875% 8/10/11	3,410	3,653
General Motors Acceptance Corp.:
6.75% 12/1/14	1,910	1,898
6.875% 8/28/12	210	211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31	$ 825	$ 905
GMAC LLC:
6% 12/15/11	1,000	975
6.125% 1/22/08	1,000	998
6.625% 5/15/12	450	448
SLM Corp. 5.515% 7/26/10 (j)	7,055	6,829
		17,998
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	320	324
9% 6/1/16 (h)	370	394
NSG Holdings II, LLC 7.75% 12/15/25 (h)	490	517
Yankee Acquisition Corp. 8.5% 2/15/15	120	122
		1,357
Insurance - 0.0%
USI Holdings Corp.:
9.23% 11/15/14 (h)(j)	260	261
9.75% 5/15/15 (h)	100	101
		362
Real Estate Investment Trusts - 0.0%
Duke Realty LP:
5.5% 3/1/16	3,075	3,013
5.625% 8/15/11	2,695	2,696
Host Hotels & Resorts LP 6.875% 11/1/14	500	511
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	1,100	1,106
Senior Housing Properties Trust 7.875% 4/15/15	278	291
Ventas Realty LP:
6.5% 6/1/16	640	645
6.75% 4/1/17	330	337
		8,599
Real Estate Management & Development - 0.0%
Realogy Corp. 7.5% 10/15/16 (h)	3,725	3,725
TOTAL FINANCIALS		58,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (h)	$ 130	$ 129
Health Care Providers & Services - 0.0%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (h)(j)	200	201
AmeriPath, Inc. 10.5% 4/1/13	685	744
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	508
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (h)	750	767
Community Health Systems, Inc. 6.5% 12/15/12	590	609
DaVita, Inc.:
6.625% 3/15/13	395	396
6.625% 3/15/13 (h)	350	351
7.25% 3/15/15	585	598
HCA, Inc.:
6.5% 2/15/16	1,085	953
9.125% 11/15/14 (h)	840	912
9.25% 11/15/16 (h)	1,700	1,864
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	800	836
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	290	327
Tenet Healthcare Corp. 9.875% 7/1/14	950	971
U.S. Oncology, Inc. 9% 8/15/12	465	485
United Surgical Partners International, Inc.:
8.875% 5/1/17 (h)	840	866
9.25% 5/1/17 pay-in-kind (h)	640	661
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (h)	210	214
8.7594% 6/1/15 (h)(j)	250	254
		12,517
Pharmaceuticals - 0.0%
Mylan Laboratories, Inc. 5.75% 8/15/10	210	211
TOTAL HEALTH CARE		12,857
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,800	1,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (h)	$ 2,615	$ 2,550
7.45% 5/1/34 (h)	3,000	2,955
8% 11/15/14 (h)	3,470	3,687
DRS Technologies, Inc. 7.625% 2/1/18	900	941
Esterline Technologies Corp. 6.625% 3/1/17 (h)	900	907
Transdigm, Inc. 7.75% 7/15/14 (h)	180	188
		13,048
Airlines - 0.0%
AMR Corp. 9% 8/1/12	750	780
Continental Airlines, Inc. 7.339% 4/19/14	160	162
Continental Airlines, Inc. 6.903% 4/19/22	100	101
Delta Air Lines, Inc. 8.3% 12/15/29 (d)	4,940	346
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,010	5,248
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	452	461
		7,098
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	802
Nortek, Inc. 8.5% 9/1/14	510	506
		1,308
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 7.125% 5/15/16	880	903
Aramark Corp.:
8.5% 2/1/15 (h)	880	926
8.8563% 2/1/15 (h)(j)	140	145
Cenveo Corp. 7.875% 12/1/13	2,700	2,690
Deluxe Corp. 7.375% 6/1/15 (h)	895	914
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (h)	340	347
IKON Office Solutions, Inc. 7.75% 9/15/15	140	146
PGS Solutions, Inc. 9.625% 2/15/15 (h)	160	163
Rental Service Corp. 9.5% 12/1/14 (h)	370	398
		6,632
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17 (h)	$ 80	$ 81
7.725% 4/1/15 (h)(j)	200	200
		281
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	231
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	100	105
9.5% 8/1/14	130	140
		476
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	156	153
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (h)	550	586
		739
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (h)	150	155
7.86% 5/15/14 (h)(j)	60	62
Hertz Corp.:
8.875% 1/1/14	790	850
10.5% 1/1/16	330	376
		1,443
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)	360	388
Penhall International Corp. 12% 8/1/14 (h)	310	341
		729
TOTAL INDUSTRIALS		31,754
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 6.45% 3/15/29	550	506
Nortel Networks Corp.:
9.6056% 7/15/11 (h)(j)	430	463
10.125% 7/15/13 (h)	390	434
10.75% 7/15/16 (h)	520	590
		1,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	$ 530	$ 521
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	420	406
Solectron Global Finance Ltd. 8% 3/15/16	140	141
		547
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	115	111
SunGard Data Systems, Inc. 9.125% 8/15/13	840	893
		1,004
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,479
Xerox Corp. 7.625% 6/15/13	675	705
		2,184
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	470	492
Avago Technologies Finance Ltd. 10.125% 12/1/13	820	898
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (h)	960	964
9.125% 12/15/14 pay-in-kind (h)	885	876
9.2299% 12/15/14 (h)(j)	885	887
10.125% 12/15/16 (h)	870	872
		4,989
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	140	139
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,800	1,868
Serena Software, Inc. 10.375% 3/15/16	255	279
		2,286
TOTAL INFORMATION TECHNOLOGY		13,524
MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc. 7.125% 5/23/36	6,400	6,724
Georgia Gulf Corp.:
9.5% 10/15/14 (h)	430	436
10.75% 10/15/16 (h)	450	456
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
6.875% 6/15/17	$ 450	$ 451
8.25% 9/15/16	270	294
MacDermid, Inc. 9.5% 4/15/17 (h)	60	63
Momentive Performance Materials, Inc. 9.75% 12/1/14 (h)	1,370	1,439
Phibro Animal Health Corp. 10% 8/1/13 (h)	290	316
PolyOne Corp. 8.875% 5/1/12	900	907
Sterling Chemicals, Inc. 10.25% 4/1/15 (h)	180	187
		11,273
Containers & Packaging - 0.0%
BWAY Corp. 10% 10/15/10	820	857
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	532	543
Owens-Illinois, Inc. 7.35% 5/15/08	1,560	1,576
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (h)	900	909
		3,885
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	550	528
FMG Finance Property Ltd.:
10% 9/1/13 (h)	360	403
10.625% 9/1/16 (h)	1,030	1,239
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	450	486
8.375% 4/1/17	890	972
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	440	463
Novelis, Inc. 7.25% 2/15/15	915	965
PNA Group, Inc. 10.75% 9/1/16 (h)	180	199
United States Steel Corp.:
6.05% 6/1/17	3,875	3,840
6.65% 6/1/37	5,765	5,691
		14,786
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 8.625% 6/15/11	260	261
Georgia-Pacific Corp.:
7% 1/15/15 (h)	1,300	1,294
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
7.125% 1/15/17 (h)	$ 1,300	$ 1,298
8.125% 5/15/11	1,000	1,040
9.5% 12/1/11	310	339
		4,232
TOTAL MATERIALS		34,176
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 6.8% 5/15/36	8,900	9,421
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,030	2,352
BellSouth Corp. 6.55% 6/15/34	4,340	4,426
British Telecommunications PLC 9.125% 12/15/30	4,565	6,133
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (j)	640	654
Intelsat Ltd.:
9.25% 6/15/16	1,820	2,007
11.25% 6/15/16	920	1,051
Level 3 Financing, Inc.:
8.75% 2/15/17 (h)	450	461
9.15% 2/15/15 (h)(j)	450	457
9.25% 11/1/14 (h)	1,750	1,824
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	200	217
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,353
Qwest Communications International, Inc. 7.5% 2/15/14	985	1,017
Qwest Corp.:
8.6049% 6/15/13 (j)	1,260	1,378
8.875% 3/15/12	905	993
Sprint Capital Corp.:
6.875% 11/15/28	8,905	8,690
8.75% 3/15/32	9,165	10,565
Telecom Italia Capital SA 7.2% 7/18/36	2,670	2,799
Telefonica Emisiones SAU 7.045% 6/20/36	6,195	6,570
Verizon Global Funding Corp. 7.75% 12/1/30	4,445	5,071
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	295	345
Windstream Corp.:
7% 3/15/19	800	797
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Windstream Corp.: - continued
8.125% 8/1/13	$ 295	$ 317
8.625% 8/1/16	580	631
		69,529
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	360	389
Centennial Communications Corp. 10% 1/1/13	150	162
Cricket Communications, Inc. 9.375% 11/1/14	1,500	1,594
Digicel Group Ltd.:
8.875% 1/15/15 (h)	690	687
9.125% 1/15/15 pay-in-kind (h)	240	238
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	960	930
MetroPCS Wireless, Inc. 9.25% 11/1/14 (h)	450	476
Rogers Communications, Inc. 6.375% 3/1/14	1,500	1,545
		6,021
TOTAL TELECOMMUNICATION SERVICES		75,550
UTILITIES - 0.2%
Electric Utilities - 0.1%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,587
Mirant Americas Generation LLC 8.3% 5/1/11	455	486
Nevada Power Co. 6.5% 5/15/18	5,290	5,490
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,397
Tampa Electric Co. 6.15% 5/15/37	4,486	4,452
		19,412
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	1,990	1,824
Independent Power Producers & Energy Traders - 0.0%
AES Corp.:
8.75% 5/15/13 (h)	1,135	1,209
9.375% 9/15/10	1,143	1,253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
9.5% 6/1/09	$ 2,802	$ 2,988
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,355
Mirant North America LLC 7.375% 12/31/13	250	264
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,295
7.375% 2/1/16	1,705	1,760
7.375% 1/15/17	1,700	1,768
		11,892
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	2,200	2,401
8.9% 7/15/08	2,740	2,836
Dominion Resources, Inc. 6.3% 9/30/66 (j)	8,775	8,863
		14,100
TOTAL UTILITIES		47,228
TOTAL NONCONVERTIBLE BONDS		436,609
TOTAL CORPORATE BONDS (Cost $478,079)		480,998
U.S. Government and Government Agency Obligations - 7.6%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
4.25% 5/15/09	102,184	100,471
4.5% 2/15/11	8,904	8,715
4.625% 10/15/13	20,000	19,357
4.75% 12/15/10	40,000	39,484
4.875% 4/15/09	9,535	9,479
6.125% 3/15/12	11,499	11,950
6.625% 9/15/09	87,159	89,877
7.25% 1/15/10	5,521	5,801
Freddie Mac:
4.5% 1/15/14	45,570	43,735
4.75% 3/5/09	75,667	75,043
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.875% 11/15/13	$ 23,130	$ 22,691
5.25% 7/18/11	36,920	37,021
5.25% 11/5/12	2,810	2,787
5.625% 3/15/11	23,295	23,667
5.75% 1/15/12	25,000	25,568
Tennessee Valley Authority 5.375% 4/1/56	5,098	4,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		520,606
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	104,289	97,865
2% 1/15/14	106,660	103,357
2.375% 4/15/11	206,398	205,188
2.375% 1/15/17	38,684	38,206
2.5% 7/15/16	142,316	142,375
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		586,991
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 6.125% 8/15/29	155,177	176,599
U.S. Treasury Notes:
4.25% 11/15/14	75,045	72,102
4.25% 8/15/15	22,720	21,726
4.5% 9/30/11	104,012	102,574
4.625% 2/29/12	30,000	29,709
4.625% 11/15/16	70,000	68,529
4.75% 1/31/12	167,720	166,934
4.875% 10/31/08	99,803	99,616
5.125% 6/30/11	67,133	67,789
5.125% 5/15/16	84,235	85,545
TOTAL U.S. TREASURY OBLIGATIONS		891,123
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,025,515)		1,998,720
U.S. Government Agency - Mortgage Securities - 1.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.8%
5.5% 6/1/37 (i)	$ 158,000	$ 154,220
5.5% 6/1/37 (i)	50,000	48,804
5.5% 6/1/37 (i)	210,000	204,976
5.5% 6/1/37 (i)	70,000	68,325
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $481,881)		476,325
Asset-Backed Securities - 0.0%

Carrington Mortgage Loan Trust Series 2006-FRE1 Class M1, 5.62% 7/25/36 (j) (Cost $3,807)	3,850	3,853
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)	52,813	6,501
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2006-78 Class CD, 4.5% 10/25/18	26,612	25,976
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,657)		32,477
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	4,101	3,989
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8584% 12/10/41 (j)(l)	3,158	62
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,165)		4,051
Municipal Securities - 0.1%

California Gen. Oblig. 5% 9/1/33 (Cost $14,033)	13,200	13,724
Fixed-Income Funds - 20.5%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	4,523,037	$ 448,821
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	4,652,356	460,118
Fidelity Corporate Bond 1-10 Year Central Fund (k)	15,536,839	1,551,820
Fidelity Mortgage Backed Securities Central Fund (k)	20,161,106	1,993,329
Fidelity Ultra-Short Central Fund (k)	9,298,394	921,843
TOTAL FIXED-INCOME FUNDS (Cost $5,420,459)		5,375,931
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.32% (b)	852,948,236	852,948
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	112,464,597	112,465
TOTAL MONEY MARKET FUNDS (Cost $965,413)		965,413
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $22,597,624)		26,938,742
NET OTHER ASSETS - (2.5)%		(668,415)
NET ASSETS - 100%		$ 26,270,327
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	$ 4,800	(101)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.10% 9/25/34	Oct. 2034	4,500	(150)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36

	May 2036	$ 3,200	$ (442)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon default event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36	Sept. 2036	5,600	(600)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	4,500	(232)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	4,500	(147)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	4,800	(598)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,000	(89)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	4,800	(287)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,600	$ (90)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,000	(41)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/3	Oct. 2036	3,000	(208)
TOTAL CREDIT DEFAULT SWAPS		47,300	(2,985)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9585% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2012	60,000	(1,024)
Receive semi-annually a fixed rate equal to 5.071% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2012	105,000	(1,274)
Receive semi-annually a fixed rate equal to 5.147% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2012	100,000	455
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	80,000	799
Receive semi-annually a fixed rate equal to 5.2965% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Feb. 2012	70,000	781
Receive semi-annually a fixed rate equal to 5.446% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2011	200,000	3,554
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	$ 120,000	$ 0
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	1,369
TOTAL INTEREST RATE SWAPS		835,000	4,660
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	26,200	(522)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	36,700	(729)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	37,100	(554)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	40,000	(600)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	16,000	43
TOTAL TOTAL RETURN SWAPS		156,000	(2,362)
		$ 1,038,300	$ (687)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,122,000 or 0.5% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,982,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
UraMin, Inc.	3/7/07	$ 4,566
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,271
Fidelity 2-5 Year Duration Securitized Bond Central Fund	12,104
Fidelity Cash Central Fund	29,333
Fidelity Corporate Bond 1-10 Year Central Fund	43,538
Fidelity Mortgage Backed Securities Central Fund	45,248
Fidelity Securities Lending Cash Central Fund	1,280
Fidelity Ultra-Short Central Fund	44,175
Total	$ 188,949

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 467,963 *	$ 16,005	$ 448,821	16.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	465,131 *	-	460,118	13.4%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,554,911 *	-	1,551,820	22.3%
Fidelity Mortgage Backed Securities Central Fund	-	2,013,463 *	-	1,993,329	23.8%
Fidelity Ultra-Short Central Fund	660,127	725,007	460,000	921,843	6.1%
Total	$ 660,127	$ 5,226,475	$ 476,005	$ 5,375,931
* Includes the value of shares received through in-kind contributions.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 2,084	$ 16,161	$ -	$ -	$ 12,718
Coachmen Industries, Inc.	6,728	2,144	-	89	8,973
DUSA Pharmaceuticals, Inc.	3,989	-	786	-	-
Frontier Airlines Holdings, Inc.	24,430	-	8,199	-	14,200
NetBank, Inc.	23,259	-	1,204	-	910
Scottish Re Group Ltd.	24,411	-	9,907	-	-
Universal Truckload Services, Inc.	-	24,482	-	-	23,236
Total	$ 84,901	$ 42,787	$ 20,096	$ 89	$ 60,037
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $22,606,455,000. Net unrealized appreciation aggregated $4,332,287,000, of which $4,664,219,000 related to appreciated investment securities and $331,932,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

May 31, 2007

1.800346.103

PUR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	191,520	$ 5,520
Gentex Corp.	83,176	1,476
The Goodyear Tire & Rubber Co. (a)	799,600	28,362
		35,358
Automobiles - 0.5%
General Motors Corp.	299,500	8,982
Hyundai Motor Co.	181,060	12,821
Monaco Coach Corp.	406,460	6,264
Peugeot Citroen SA (f)	253,200	20,063
Renault SA	106,266	15,192
Toyota Motor Corp. sponsored ADR	385,200	46,517
Winnebago Industries, Inc.	304,563	9,441
		119,280
Diversified Consumer Services - 0.2%
H&R Block, Inc.	577,680	13,685
Service Corp. International	2,230,200	31,178
		44,863
Hotels, Restaurants & Leisure - 0.4%
Burger King Holdings, Inc.	248,100	6,351
Gaylord Entertainment Co. (a)	177,000	9,970
Jamba, Inc. (a)	667,400	6,707
McDonald's Corp.	326,400	16,500
Starwood Hotels & Resorts Worldwide, Inc.	172,100	12,403
Vail Resorts, Inc. (a)	495,000	29,675
Wyndham Worldwide Corp. (a)	387,678	14,422
Yum! Brands, Inc.	314,300	21,284
		117,312
Household Durables - 0.8%
Beazer Homes USA, Inc.	509,600	18,228
Black & Decker Corp.	207,700	19,613
Centex Corp.	159,800	7,728
KB Home	370,900	17,021
Lennar Corp. Class A	745,700	34,041
Newell Rubbermaid, Inc.	733,100	23,283
The Stanley Works	321,529	20,330
Toll Brothers, Inc. (a)	205,000	6,013
Whirlpool Corp.	624,183	69,690
		215,947
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	784,076	$ 18,998
Leisure Equipment & Products - 0.2%
Brunswick Corp.	703,843	24,233
Eastman Kodak Co.	1,291,400	32,750
		56,983
Media - 2.4%
Cinemark Holdings, Inc. (a)	631,600	12,221
Clear Channel Communications, Inc.	2,631,700	101,057
Comcast Corp.:
Class A	2,103,924	57,669
Class A (special) (non-vtg.) (a)	1,154,900	31,390
Gannett Co., Inc.	447,800	26,340
Grupo Televisa SA de CV (CPO) sponsored ADR	643,400	18,517
Live Nation, Inc. (a)	274,500	6,149
McGraw-Hill Companies, Inc.	244,200	17,170
News Corp. Class B	3,089,358	73,002
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	288,500	3,130
The McClatchy Co. Class A (f)	726,426	20,100
The New York Times Co. Class A (f)	1,128,201	28,329
The Walt Disney Co.	641,390	22,731
Time Warner Cable, Inc. (a)	359,400	13,805
Time Warner, Inc.	8,112,460	173,363
Viacom, Inc. Class B (non-vtg.) (a)	703,339	31,594
Virgin Media, Inc.	508,760	13,187
		649,754
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	671,400	22,593
Federated Department Stores, Inc.	971,000	38,772
Kohl's Corp. (a)	374,000	28,170
Nordstrom, Inc. (f)	439,000	22,797
Retail Ventures, Inc. (a)	385,770	7,480
Saks, Inc.	513,300	10,287
Sears Holdings Corp. (a)	196,500	35,374
Tuesday Morning Corp.	480,275	6,695
		172,168
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	253,250	9,900
Chico's FAS, Inc. (a)	1,034,900	28,191
Gap, Inc.	912,900	16,907
Home Depot, Inc.	2,015,000	78,323
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
J. Crew Group, Inc.	388,074	$ 17,413
OfficeMax, Inc.	355,600	15,966
PETsMART, Inc.	392,100	13,418
RadioShack Corp.	1,540,900	52,606
Stage Stores, Inc.	497	10
Williams-Sonoma, Inc.	219,200	7,429
		240,163
Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group, Inc. (a)	516,300	11,488
Liz Claiborne, Inc.	278,700	9,668
Polo Ralph Lauren Corp. Class A	156,900	15,302
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	279,868	8,984
		45,442
TOTAL CONSUMER DISCRETIONARY		1,716,268
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	979,900	52,268
Heineken NV (Bearer)	79,600	4,609
Molson Coors Brewing Co. Class B	241,400	22,105
PepsiCo, Inc.	464,700	31,753
		110,735
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	2,164,100	83,404
Rite Aid Corp.	3,292,700	20,810
Safeway, Inc.	538,500	18,567
Wal-Mart Stores, Inc.	2,555,700	121,651
Winn-Dixie Stores, Inc. (a)	1,163,102	36,405
		280,837
Food Products - 0.4%
Hershey Co.	471,700	24,863
Kraft Foods, Inc. Class A	528,946	17,900
Lindt & Spruengli AG (participation certificate)	6,164	16,357
Marine Harvest ASA (a)	23,471,400	25,998
Tyson Foods, Inc. Class A	1,060,700	23,643
		108,761
Household Products - 0.9%
Colgate-Palmolive Co.	1,237,600	82,870
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	273,300	$ 19,393
Procter & Gamble Co.	2,243,922	142,601
		244,864
Personal Products - 0.3%
Avon Products, Inc.	2,095,730	80,455
Tobacco - 0.6%
Altria Group, Inc.	2,355,640	167,486
TOTAL CONSUMER STAPLES		993,138
ENERGY - 8.7%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	1,223,600	100,923
BJ Services Co.	35	1
Diamond Offshore Drilling, Inc.	236,400	22,309
Halliburton Co.	1,304,000	46,879
Nabors Industries Ltd. (a)	1,044,536	36,496
National Oilwell Varco, Inc. (a)	422,500	39,905
Noble Corp.	527,550	48,740
Schlumberger Ltd. (NY Shares)	2,721,780	211,945
Smith International, Inc.	704,100	39,085
Transocean, Inc. (a)	299,500	29,423
		575,706
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	520,410	42,023
BP PLC sponsored ADR	39,800	2,667
Chesapeake Energy Corp.	600,100	20,919
Chevron Corp.	2,052,700	167,275
ConocoPhillips	1,654,300	128,092
EOG Resources, Inc.	1,061,300	81,614
Exxon Mobil Corp.	10,583,724	880,229
Hess Corp.	678,500	40,181
Lukoil Oil Co. sponsored ADR	235,600	17,729
Marathon Oil Corp.	327,100	40,498
Occidental Petroleum Corp.	938,700	51,600
Range Resources Corp.	345,508	13,385
Royal Dutch Shell PLC Class A sponsored ADR	69,700	5,179
Spectra Energy Corp.	419,400	11,169
Suncor Energy, Inc.	77,500	6,731
Total SA sponsored ADR (f)	898,363	67,781
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	207,599	$ 12,742
Valero Energy Corp.	2,278,880	170,050
Williams Companies, Inc.	504,700	16,029
		1,775,893
TOTAL ENERGY		2,351,599
FINANCIALS - 16.5%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	424,817	26,700
Ares Capital Corp.	425,095	7,877
Bank of New York Co., Inc.	2,156,500	87,468
Charles Schwab Corp.	939,500	21,111
EFG International (a)	221,320	10,879
Franklin Resources, Inc.	191,600	26,008
Greenhill & Co., Inc.	308,400	22,205
Julius Baer Holding AG (Bearer)	85,548	6,510
KKR Private Equity Investors, LP	925,900	21,759
KKR Private Equity Investors, LP Restricted Depositary Units (g)	977,300	22,967
Lazard Ltd. Class A	211,000	11,369
Mellon Financial Corp.	1,115,500	48,335
Merrill Lynch & Co., Inc.	1,709,000	158,476
Morgan Stanley	1,428,640	121,492
Nomura Holdings, Inc.	311,400	6,399
State Street Corp.	1,512,567	103,263
		702,818
Commercial Banks - 2.7%
Associated Banc-Corp.	65,780	2,171
Barclays PLC Sponsored ADR	572,000	32,736
Fifth Third Bancorp	358,100	15,169
HSBC Holdings PLC sponsored ADR (f)	575,500	53,545
KeyCorp	636,800	22,676
Lloyds TSB Group PLC	1,851,599	21,080
Marshall & Ilsley Corp.	392,300	18,826
Mizuho Financial Group, Inc.	1,741	12,316
PNC Financial Services Group, Inc.	1,301,586	96,057
Royal Bank of Scotland Group PLC	1,569,252	19,497
Standard Chartered PLC (United Kingdom)	592,100	20,047
U.S. Bancorp, Delaware	1,323,450	45,765
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	2,970,852	$ 160,990
Wells Fargo & Co.	5,742,600	207,250
		728,125
Consumer Finance - 0.4%
American Express Co.	1,334,401	86,709
Capital One Financial Corp. (f)	197,000	15,717
		102,426
Diversified Financial Services - 4.7%
Bank of America Corp.	7,748,825	392,943
Chicago Mercantile Exchange Holdings, Inc. Class A	45,752	24,294
Citigroup, Inc.	8,222,792	448,060
FirstRand Ltd.	6,220,130	19,997
JPMorgan Chase & Co.	7,606,552	394,248
		1,279,542
Insurance - 4.6%
ACE Ltd.	2,619,277	161,269
AFLAC, Inc.	233,100	12,322
Allianz AG sponsored ADR	927,300	20,558
Allstate Corp.	894,500	55,012
American International Group, Inc.	5,847,337	422,996
Berkshire Hathaway, Inc. Class B (a)	5,550	20,119
Hartford Financial Services Group, Inc.	1,168,000	120,503
Lincoln National Corp.	544,400	39,469
MetLife, Inc.	775,000	52,700
MetLife, Inc. unit	743,900	25,174
Montpelier Re Holdings Ltd.	1,171,022	21,488
PartnerRe Ltd.	498,550	38,289
Swiss Reinsurance Co. (Reg.)	281,082	26,761
The Travelers Companies, Inc.	2,165,683	117,315
UnumProvident Corp.	375,300	9,960
Willis Group Holdings Ltd.	1,284,400	59,481
XL Capital Ltd. Class A	411,973	33,601
		1,237,017
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	501,700	7,746
Developers Diversified Realty Corp.	331,400	20,431
Health Care Property Investors, Inc.	675,000	22,052
Senior Housing Properties Trust (SBI)	198,900	4,674
		54,903
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	860,490	$ 33,507
Fannie Mae	2,250,540	143,855
Freddie Mac	1,683,300	112,428
MGIC Investment Corp.	500,648	32,542
New York Community Bancorp, Inc.	696,300	12,171
People's United Financial, Inc.	625,000	12,619
		347,122
TOTAL FINANCIALS		4,451,953
HEALTH CARE - 6.6%
Biotechnology - 1.2%
Acadia Pharmaceuticals, Inc. (a)	790,745	10,114
Alexion Pharmaceuticals, Inc. (a)	271,000	13,162
Amgen, Inc. (a)	939,700	52,933
Amylin Pharmaceuticals, Inc. (a)	162,200	7,502
Biogen Idec, Inc. (a)	653,300	34,115
Celgene Corp. (a)	252,600	15,469
Cephalon, Inc. (a)	269,200	22,346
CSL Ltd.	950,500	70,199
Genentech, Inc. (a)	211,100	16,839
Gilead Sciences, Inc. (a)	395,900	32,769
GTx, Inc. (a)	306,400	6,116
MedImmune, Inc. (a)	275,000	15,917
Theravance, Inc. (a)	417,500	14,337
Vertex Pharmaceuticals, Inc. (a)	202,400	6,044
		317,862
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	140,700	19,425
Align Technology, Inc. (a)	533,800	12,165
American Medical Systems Holdings, Inc. (a)	454,100	8,519
ArthroCare Corp. (a)	200,000	8,814
Baxter International, Inc.	724,557	41,184
Becton, Dickinson & Co.	572,100	43,623
C.R. Bard, Inc.	466,000	39,335
Gen-Probe, Inc. (a)	129,400	6,999
Inverness Medical Innovations, Inc. (a)	454,450	21,673
Medtronic, Inc.	159,200	8,465
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mindray Medical International Ltd. sponsored ADR	360,900	$ 10,286
Phonak Holding AG	219,437	20,964
		241,452
Health Care Providers & Services - 0.1%
Henry Schein, Inc. (a)	206,200	11,038
Omnicare, Inc.	273,600	10,238
UnitedHealth Group, Inc.	371,187	20,330
		41,606
Health Care Technology - 0.1%
Health Corp. (a)	470,000	7,092
WebMD Health Corp. Class A (a)	225,500	11,334
		18,426
Life Sciences Tools & Services - 0.4%
Advanced Magnetics, Inc. (a)	252,300	15,913
Affymetrix, Inc. (a)	112,267	2,917
Illumina, Inc. (a)	388,700	12,683
Millipore Corp. (a)	140,200	10,483
QIAGEN NV (a)	499,700	8,700
Thermo Fisher Scientific, Inc. (a)	598,900	32,700
Ventana Medical Systems, Inc. (a)	425,200	21,881
		105,277
Pharmaceuticals - 3.9%
Allergan, Inc.	276,500	34,433
Bristol-Myers Squibb Co.	1,805,400	54,722
Eli Lilly & Co.	159,600	9,356
Johnson & Johnson	2,694,900	170,506
Merck & Co., Inc.	4,394,400	230,486
Pfizer, Inc.	8,011,800	220,244
Schering-Plough Corp.	4,598,300	150,548
Shire PLC sponsored ADR	89,000	6,208
Sirtris Pharmaceuticals, Inc.	225,234	2,903
Wyeth	2,812,500	162,675
Xenoport, Inc. (a)	277,200	12,197
		1,054,278
TOTAL HEALTH CARE		1,778,901
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.9%
General Dynamics Corp.	645,400	$ 51,787
Honeywell International, Inc.	3,058,700	177,129
Lockheed Martin Corp.	689,200	67,611
Northrop Grumman Corp.	179,200	13,549
Precision Castparts Corp.	133,800	15,997
Raytheon Co.	573,800	31,903
Spirit AeroSystems Holdings, Inc. Class A	276,800	9,663
The Boeing Co.	101,800	10,240
United Technologies Corp.	1,796,700	126,757
		504,636
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	353,000	25,405
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,177,368	22,429
JetBlue Airways Corp. (a)(f)	1,303,241	14,049
US Airways Group, Inc. (a)	238,800	8,513
		44,991
Building Products - 0.1%
Masco Corp.	1,022,653	30,894
Commercial Services & Supplies - 0.1%
Equifax, Inc.	99,700	4,190
Waste Management, Inc.	747,900	28,921
		33,111
Construction & Engineering - 0.1%
Fluor Corp.	205,100	21,351
Shaw Group, Inc. (a)	67,800	2,743
Washington Group International, Inc. (a)	133,500	11,214
		35,308
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR	1,637,269	35,152
Composite Technology Corp. (a)	1,571,000	1,932
Cooper Industries Ltd. Class A	393,400	21,078
Emerson Electric Co.	1,581,500	76,624
		134,786
Industrial Conglomerates - 1.7%
3M Co.	912,130	80,231
General Electric Co.	4,536,700	170,489
Siemens AG sponsored ADR	35,700	4,712
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	209,900	$ 22,522
Tyco International Ltd.	5,511,324	183,858
		461,812
Machinery - 1.2%
Briggs & Stratton Corp. (f)	885,827	28,745
Bucyrus International, Inc. Class A	120,500	8,549
Caterpillar, Inc.	330,500	25,971
Deere & Co.	113,900	13,722
Dover Corp.	1,021,400	51,121
Eaton Corp.	206,400	19,348
Illinois Tool Works, Inc.	293,900	15,494
Ingersoll-Rand Co. Ltd. Class A	705,700	36,224
Navistar International Corp. (a)	296,505	19,240
SPX Corp.	1,057,626	92,934
		311,348
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	942,600	87,784
Laidlaw International, Inc.	181,500	6,225
Union Pacific Corp.	227,200	27,418
		121,427
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	280,700	13,794
TOTAL INDUSTRIALS		1,717,512
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR	2,750,037	37,731
Andrew Corp. (a)	532,400	7,044
Ciena Corp. (a)	831,400	28,534
Cisco Systems, Inc. (a)	5,529,600	148,857
Corning, Inc. (a)	365,900	9,148
Harris Corp.	931,000	46,476
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	2
Motorola, Inc.	1,451,653	26,406
Nokia Corp. sponsored ADR	305,200	8,356
Nortel Networks Corp. (a)	268,680	6,979
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	1,262,300	$ 54,216
Research In Motion Ltd. (a)	57,100	9,483
		383,232
Computers & Peripherals - 2.1%
Apple, Inc. (a)	569,100	69,180
Dell, Inc. (a)	1,650,800	44,357
Diebold, Inc.	163,300	8,096
EMC Corp. (a)	2,675,300	45,186
Hewlett-Packard Co.	4,950,102	226,269
Imation Corp.	486,491	18,443
International Business Machines Corp.	1,108,000	118,113
Network Appliance, Inc. (a)	412,400	13,275
SanDisk Corp. (a)	286,900	12,494
Sun Microsystems, Inc. (a)	3,867,925	19,726
		575,139
Electronic Equipment & Instruments - 0.5%
Acacia Research Corp. - Acacia Technologies (a)	459,200	6,231
Agilent Technologies, Inc. (a)	806,100	30,769
Amphenol Corp. Class A	212,200	7,593
Arrow Electronics, Inc. (a)	676,100	27,754
Avnet, Inc. (a)	927,070	39,716
Solectron Corp. (a)	4,905,900	16,680
Tektronix, Inc.	407,735	12,342
		141,085
Internet Software & Services - 0.6%
aQuantive, Inc. (a)	210,400	13,421
eBay, Inc. (a)	907,500	29,548
Google, Inc. Class A (sub. vtg.) (a)	163,600	81,432
ValueClick, Inc. (a)	85,600	2,682
VeriSign, Inc. (a)	218,058	6,505
Yahoo!, Inc. (a)	387,100	11,110
		144,698
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	801,200	62,942
ExlService Holdings, Inc.	549,751	10,330
First Data Corp.	1,395,400	45,630
Infosys Technologies Ltd. sponsored ADR	220,200	10,845
Mastercard, Inc. Class A	423,300	63,305
MoneyGram International, Inc.	1,613,900	47,029
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	562,100	$ 12,619
Unisys Corp. (a)	714,100	5,941
WNS Holdings Ltd. ADR	404,796	10,966
		269,607
Office Electronics - 0.2%
Xerox Corp. (a)	2,937,210	55,425
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	705,900	10,073
Analog Devices, Inc.	1,379,300	49,944
Applied Materials, Inc.	2,183,500	41,705
Broadcom Corp. Class A (a)	801,800	24,503
FormFactor, Inc. (a)	178,000	7,081
Infineon Technologies AG sponsored ADR (a)	1,737,000	27,045
Intel Corp.	6,721,040	149,005
Lam Research Corp. (a)	118,100	6,337
LSI Logic Corp. (a)	1,277,600	11,090
Marvell Technology Group Ltd. (a)	633,000	9,951
Maxim Integrated Products, Inc.	573,300	17,629
Microchip Technology, Inc.	165,900	6,732
Micron Technology, Inc. (a)	1,214,500	14,793
National Semiconductor Corp.	1,898,989	51,121
Teradyne, Inc. (a)	985,300	16,770
Verigy Ltd.	139,332	3,986
		447,765
Software - 1.1%
Adobe Systems, Inc. (a)	662,300	29,194
Business Objects SA sponsored ADR (a)	199,400	8,197
Cognos, Inc. (a)	395,900	15,836
Microsoft Corp.	4,453,100	136,577
Nintendo Co. Ltd.	100,500	35,095
Oracle Corp. (a)	630,500	12,219
Salesforce.com, Inc. (a)	195,700	9,247
Symantec Corp. (a)	1,299,967	25,986
Ubisoft Entertainment SA (a)	598,400	30,009
		302,360
TOTAL INFORMATION TECHNOLOGY		2,319,311
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	866,500	$ 67,578
Airgas, Inc.	362,000	15,436
Arkema (a)	11,070	726
Arkema sponsored ADR (a)	206,010	13,401
Bayer AG sponsored ADR	234,400	16,849
Celanese Corp. Class A	1,212,300	44,116
Chemtura Corp.	2,470,909	26,908
Dow Chemical Co.	605,500	27,478
E.I. du Pont de Nemours & Co.	447,800	23,429
FMC Corp.	38,263	3,201
Georgia Gulf Corp.	677,440	11,693
H.B. Fuller Co.	59,700	1,627
Monsanto Co.	563,300	34,699
PolyOne Corp. (a)	1,075,446	7,668
Potash Corp. of Saskatchewan, Inc.	398,700	28,288
Rohm & Haas Co.	149,100	7,904
Tronox, Inc. Class B	36,822	513
		331,514
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp.	2,404,707	31,093
Metals & Mining - 0.6%
Alcan, Inc.	478,400	41,199
Alcoa, Inc.	1,625,700	67,109
Carpenter Technology Corp.	152,700	20,243
Reliance Steel & Aluminum Co.	289,400	17,760
Steel Dynamics, Inc.	143,500	6,730
Titanium Metals Corp.	169,600	5,868
		158,909
Paper & Forest Products - 0.1%
International Paper Co.	195,080	7,641
Weyerhaeuser Co.	273,800	22,441
		30,082
TOTAL MATERIALS		551,598
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	15,913,324	657,857
Level 3 Communications, Inc. (a)	2,861,700	16,655
Qwest Communications International, Inc. (a)	8,820,700	90,765
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telkom SA Ltd. sponsored ADR	286,525	$ 27,667
Verizon Communications, Inc.	4,277,400	186,195
		979,139
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	394,200	17,022
DigitalGlobe, Inc. (a)(g)	15,842	40
Sprint Nextel Corp.	3,236,000	73,943
Vodafone Group PLC sponsored ADR	2,134,075	67,074
		158,079
TOTAL TELECOMMUNICATION SERVICES		1,137,218
UTILITIES - 1.9%
Electric Utilities - 0.7%
Duke Energy Corp.	796,800	15,569
Entergy Corp.	908,700	102,592
Exelon Corp.	574,200	44,788
Portland General Electric Co.	13,771	404
PPL Corp.	378,300	17,387
Reliant Energy, Inc. (a)	475,700	12,187
		192,927
Gas Utilities - 0.0%
AGL Resources, Inc.	112,550	4,801
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	2,561,400	60,782
NRG Energy, Inc.	194,400	17,086
TXU Corp.	1,010,338	68,147
		146,015
Multi-Utilities - 0.6%
Dominion Resources, Inc.	513,800	45,518
Public Service Enterprise Group, Inc.	820,900	73,011
Wisconsin Energy Corp.	797,100	38,604
		157,133
TOTAL UTILITIES		500,876
TOTAL COMMON STOCKS (Cost $12,272,507)		17,518,374
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	389,100	$ 14,362
General Motors Corp.:
Series B, 5.25%	345,700	7,270
Series C, 6.25%	240,600	5,527
		27,159
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	336,400	8,032
TOTAL CONSUMER DISCRETIONARY		35,191
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
4.50%	56,300	5,714
6.25%	24,000	6,856
El Paso Corp. 4.99%	9,100	13,220
		25,790
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	166,200	12,437
MATERIALS - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	5,700	270
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	200,300	24,655
TOTAL MATERIALS		24,925
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	63,000	3,041
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	8,885
TOTAL CONVERTIBLE PREFERRED STOCKS		110,269
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	998	$ 1,083
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 7.00%	54,900	2,954
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,896
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	1
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	8,043	8,847
TOTAL TELECOMMUNICATION SERVICES		8,848
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A adj. rate	9,589	957
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,738
TOTAL PREFERRED STOCKS (Cost $118,371)		128,007
Corporate Bonds - 9.0%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 8,490	9,787
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,180	3,760
Media - 0.1%
Liberty Media Corp.:
4% 11/15/29 (g)	11,692	7,863
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
3.5% 1/15/31 (g)	$ 11,841	$ 11,818
News America, Inc. liquid yield option note 0% 2/28/21 (g)	19,860	11,668
		31,349
TOTAL CONSUMER DISCRETIONARY		44,896
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc.:
2.75% 2/15/24	7,950	10,591
3% 8/15/24	2,000	2,859
		13,450
Airlines - 0.0%
UAL Corp. 4.5% 6/30/21 (g)	7,730	10,253
TOTAL INDUSTRIALS		23,703
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	17,980	17,710
Intel Corp. 2.95% 12/15/35	7,000	6,472
		24,182
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc.:
3.5% 6/15/12	15,060	19,065
5.25% 12/15/11 (g)	10,450	16,662
5.25% 12/15/11	3,460	5,517
		41,244
TOTAL CONVERTIBLE BONDS		134,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. 8.625% 12/1/11 (g)	$ 1,550	$ 1,674
Visteon Corp.:
7% 3/10/14	1,510	1,329
8.25% 8/1/10	6,000	6,105
		9,108
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	12,000	11,160
Diversified Consumer Services - 0.2%
Affinion Group, Inc.:
10.125% 10/15/13	7,000	7,665
11.5% 10/15/15	6,435	7,207
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	10,995	11,655
10.25% 6/1/16	6,215	6,790
Service Corp. International 7.5% 4/1/27 (g)	12,720	12,593
		45,910
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	5,860	6,065
Chukchansi Economic Development Authority:
8% 11/15/13 (g)	1,890	1,951
8.8588% 11/15/12 (g)(i)	1,140	1,166
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)(h)	3,590	3,698
MGM Mirage, Inc.:
6.625% 7/15/15	6,000	5,798
6.75% 9/1/12	2,000	1,980
6.75% 4/1/13	7,520	7,370
7.5% 6/1/16	5,910	5,814
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,110
Six Flags, Inc. 9.625% 6/1/14	11,230	10,781
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	1,610	1,208
9% 1/15/12	2,940	3,028
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	820	867
		50,836
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Simmons Bedding Co. 0% 12/15/14 (e)	$ 4,275	$ 3,634
TOUSA, Inc. 9% 7/1/10	230	221
		3,855
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,520	3,511
Media - 0.9%
CanWest Media, Inc. 8% 9/15/12	8,625	8,927
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	15,730	17,086
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	7,240	7,720
10.25% 9/15/10	12,244	13,055
10.25% 10/1/13	9,000	9,990
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)	10,000	10,375
Comcast Corp. 6.45% 3/15/37	6,114	5,998
CSC Holdings, Inc. 7.625% 4/1/11	3,440	3,526
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,699
9.875% 8/15/13	1,865	2,026
Dex Media, Inc.:
0% 11/15/13 (e)	295	279
8% 11/15/13	1,750	1,829
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,000
7.125% 2/1/16	5,000	5,138
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,559
Lamar Media Corp. 7.25% 1/1/13	1,290	1,319
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	4,094
LBI Media, Inc. 10.125% 7/15/12	4,060	4,273
Liberty Media Corp.:
5.7% 5/15/13	10,465	9,889
8.25% 2/1/30	18,280	18,120
MediMedia USA, Inc. 11.375% 11/15/14 (g)	1,170	1,249
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	5,455	5,544
News America Holdings, Inc. 7.75% 12/1/45	18,112	20,245
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. 6.2% 12/15/34	$ 5,885	$ 5,613
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	8,140
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (e)	6,310	6,278
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,713
9% 8/15/14	4,264	4,594
9% 6/15/16	3,000	3,285
Radio One, Inc. 8.875% 7/1/11	4,005	4,125
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	4,000	4,260
10.375% 9/1/14 (g)	12,000	13,470
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	4,530	4,462
Time Warner Cable, Inc. 6.55% 5/1/37 (g)	6,700	6,600
Time Warner, Inc. 6.5% 11/15/36	7,450	7,254
Valassis Communications, Inc. 8.25% 3/1/15 (g)	7,630	7,573
Vertis, Inc.:
10.875% 6/15/09	6,255	6,224
13.5% 12/7/09 (g)	5,635	4,902
		247,433
Multiline Retail - 0.0%
Dollarama Group LP 8.875% 8/15/12	8,125	8,491
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8% 3/15/14	8,000	8,180
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,125	11,848
Michaels Stores, Inc.:
10% 11/1/14 (g)	11,235	12,120
11.375% 11/1/16 (g)	5,980	6,593
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,413
Sally Holdings LLC:
9.25% 11/15/14 (g)	2,050	2,127
10.5% 11/15/16 (g)	6,535	6,772
Sonic Automotive, Inc. 8.625% 8/15/13	5,000	5,225
Toys 'R' US, Inc.:
7.375% 10/15/18	3,290	2,895
7.625% 8/1/11	5,050	4,886
7.875% 4/15/13	11,585	10,890
		75,949
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12	$ 1,430	$ 1,459
Levi Strauss & Co.:
8.875% 4/1/16	6,000	6,390
12.25% 12/15/12	4,780	5,210
		13,059
TOTAL CONSUMER DISCRETIONARY		469,312
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Beverages & More, Inc. 9.25% 3/1/12 (g)	3,870	3,957
Food & Staples Retailing - 0.1%
Rite Aid Corp. 7.5% 3/1/17	9,320	9,355
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (g)	9,010	9,325
		18,680
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	8,335	8,314
NPI Merger Corp.:
9.37% 10/15/13 (g)(i)	540	567
10.75% 4/15/14 (g)	10,590	12,126
Pierre Foods, Inc. 9.875% 7/15/12	11,190	11,442
Swift & Co. 12.5% 1/1/10	4,980	5,204
		37,653
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.625% 2/1/08	13,485	13,401
9.5% 4/1/11	7,000	6,825
		20,226
Tobacco - 0.0%
Reynolds American, Inc. 7.75% 6/1/18	8,500	9,427
TOTAL CONSUMER STAPLES		89,943
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	1,800	1,832
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	$ 700	$ 734
7.75% 5/15/17	1,480	1,569
Complete Production Services, Inc. 8% 12/15/16 (g)	8,170	8,476
Hanover Compressor Co.:
7.5% 4/15/13	660	680
9% 6/1/14	1,890	2,036
Hanover Equipment Trust 8.75% 9/1/11	2,710	2,798
Pride International, Inc. 7.375% 7/15/14	3,000	3,045
		21,170
Oil, Gas & Consumable Fuels - 0.9%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,954
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,661
Chaparral Energy, Inc.:
8.5% 12/1/15	3,120	3,136
8.875% 2/1/17 (g)	3,090	3,136
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	4,020
6.5% 8/15/17	14,280	14,173
6.625% 1/15/16	8,000	8,060
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	6,948
Drummond Co., Inc. 7.375% 2/15/16 (g)	7,020	6,845
Duke Capital LLC 6.75% 2/15/32	2,454	2,461
Duke Energy Field Services 6.45% 11/3/36 (g)	8,320	8,369
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,820
Energy Partners Ltd. 9.75% 4/15/14 (g)	4,820	4,916
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,131
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,837
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,456
Mariner Energy, Inc. 8% 5/15/17	2,100	2,147
Massey Energy Co. 6.875% 12/15/13	10,565	10,090
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	3,700	3,575
Nexen, Inc. 5.875% 3/10/35	2,365	2,163
Northwest Pipeline Corp. 7% 6/15/16	6,000	6,420
OPTI Canada, Inc. 8.25% 12/15/14 (g)	5,780	6,141
Peabody Energy Corp.:
7.375% 11/1/16	6,920	7,335
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.: - continued
7.875% 11/1/26	$ 17,300	$ 18,727
Petrohawk Energy Corp. 9.125% 7/15/13	22,000	23,679
Plains All American Pipeline LP:
6.125% 1/15/17 (g)	2,560	2,573
6.65% 1/15/37 (g)	5,830	5,882
Range Resources Corp.:
7.375% 7/15/13	1,330	1,370
7.5% 5/15/16	3,240	3,386
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)	5,710	5,681
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,435
Stone Energy Corp. 6.75% 12/15/14	11,580	10,958
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)	1,580	1,647
Teekay Shipping Corp. 8.875% 7/15/11	10,030	10,732
Williams Companies, Inc. 8.125% 3/15/12	10,630	11,534
		234,398
TOTAL ENERGY		255,568
FINANCIALS - 1.0%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	11,220
Commercial Banks - 0.0%
Bank of America NA 6% 10/15/36	2,735	2,705
HSBC Holdings PLC 6.5% 5/2/36	6,610	6,930
		9,635
Consumer Finance - 0.5%
Ford Motor Credit Co. LLC:
6.625% 6/16/08	6,000	6,005
7.375% 2/1/11	12,000	11,955
8% 12/15/16	5,770	5,727
9.8056% 4/15/12 (i)	25,180	27,131
9.875% 8/10/11	6,910	7,402
General Motors Acceptance Corp.:
6.875% 9/15/11	8,000	8,040
8% 11/1/31	54,555	59,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC 6% 12/15/11	$ 4,000	$ 3,900
SLM Corp. 5.515% 7/26/10 (i)	6,380	6,176
Triad Acquisition Corp. 11.125% 5/1/13	2,125	2,029
		138,239
Diversified Financial Services - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	7,000	7,280
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)	6,000	6,360
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	675	707
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	9,370	9,475
9% 6/1/16 (g)	5,690	6,060
KAR Holdings, Inc.:
8.75% 5/1/14 (g)	2,940	2,999
10% 5/1/15 (g)	3,090	3,171
NSG Holdings II, LLC 7.75% 12/15/25 (g)	6,750	7,121
		43,173
Insurance - 0.0%
USI Holdings Corp. 9.75% 5/15/15 (g)	1,240	1,257
Real Estate Investment Trusts - 0.1%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,710	2,764
Duke Realty LP:
5.5% 3/1/16	2,930	2,871
5.625% 8/15/11	2,570	2,571
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,192
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,412
Ventas Realty LP:
6.5% 6/1/16	6,860	6,911
6.625% 10/15/14	3,440	3,474
6.75% 4/1/17	5,000	5,106
		34,301
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	4,275	4,350
Realogy Corp.:
7.5% 10/15/16 (g)	3,500	3,500
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
10.5% 4/15/14 (g)	$ 9,500	$ 9,524
12.375% 4/15/15 (g)	22,350	21,735
		39,109
TOTAL FINANCIALS		276,934
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(i)	2,640	2,647
AmeriPath, Inc. 10.5% 4/1/13	11,710	12,721
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,995
Concentra Operating Corp. 9.5% 8/15/10	635	667
CRC Health Group, Inc. 10.75% 2/1/16	2,190	2,436
DaVita, Inc.:
6.625% 3/15/13	13,205	13,238
6.625% 3/15/13 (g)	7,000	7,018
7.25% 3/15/15	10,520	10,757
HCA, Inc.:
6.5% 2/15/16	10,375	9,117
9.25% 11/15/16 (g)	22,430	24,589
9.625% 11/15/16 pay-in-kind (g)	20,210	22,307
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	12,540
LifeCare Holdings, Inc. 9.25% 8/15/13	8,000	5,560
Multiplan, Inc. 10.375% 4/15/16 (g)	7,945	8,461
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,832
ResCare, Inc. 7.75% 10/15/13	3,410	3,478
Rural/Metro Corp.:
0% 3/15/16 (e)	4,830	3,912
9.875% 3/15/15	11,730	12,492
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	12,100	13,643
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)	3,185	3,344
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	7,009
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	5,262
9.25% 2/1/15	10,000	9,963
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
United Surgical Partners International, Inc.:
8.875% 5/1/17 (g)	$ 2,870	$ 2,960
9.25% 5/1/17 pay-in-kind (g)	5,950	6,143
Universal Hospital Services, Inc. 8.7594% 6/1/15 (g)(i)	3,330	3,388
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (g)(i)	7,670	7,641
		220,120
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (e)	385	349
Mylan Laboratories, Inc. 6.375% 8/15/15	205	213
		562
TOTAL HEALTH CARE		220,682
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	7,925	8,014
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	10,160
7.45% 5/1/34 (g)	2,340	2,305
8% 11/15/14 (g)	8,765	9,313
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,798
7.625% 2/1/18	1,830	1,912
Orbimage Holdings, Inc. 14.8669% 7/1/12 (i)	2,180	2,436
Transdigm, Inc. 7.75% 7/15/14 (g)	2,350	2,450
		40,388
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	3,445
Continental Airlines, Inc. 7.339% 4/19/14	2,050	2,076
Continental Airlines, Inc. 6.903% 4/19/22	1,220	1,226
Continental Airlines, Inc. pass thru trust certificates:
8.388% 5/1/22	103	109
9.798% 4/1/21	6,837	7,606
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	27,035	1,892
8.3% 12/15/29 (d)	15,711	1,100
10.375% 2/1/11 (d)	8,640	562
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	$ 4,430	$ 4,640
7.779% 1/2/12	2,112	2,133
Northwest Airlines Trust 10.23% 6/21/14	805	823
		25,612
Building Products - 0.0%
Masonite International Corp. 11% 4/6/15 (g)	6,000	5,685
Commercial Services & Supplies - 0.2%
Allied Security Escrow Corp. 11.375% 7/15/11	7,320	7,375
Allied Waste North America, Inc.:
7.125% 5/15/16	3,000	3,079
7.375% 4/15/14	5,000	5,107
Aramark Corp. 8.8563% 2/1/15 (g)(i)	1,770	1,828
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,485
FTI Consulting, Inc.:
7.625% 6/15/13	920	943
7.75% 10/1/16	1,800	1,881
Interface, Inc. 9.5% 2/1/14	1,525	1,655
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,508
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)	2,170	2,333
West Corp.:
9.5% 10/15/14	4,000	4,210
11% 10/15/16	6,000	6,495
		41,899
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)	1,560	1,634
General Cable Corp.:
7.125% 4/1/17 (g)	1,020	1,028
7.725% 4/1/15 (g)(i)	2,680	2,673
Sensus Metering Systems, Inc. 8.625% 12/15/13	9,378	9,659
		14,994
Machinery - 0.0%
Case New Holland, Inc. 9.25% 8/1/11	5,000	5,250
Columbus McKinnon Corp. 8.875% 11/1/13	590	631
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,739
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	$ 1,210	$ 1,271
9.5% 8/1/14	5,590	6,023
		14,914
Marine - 0.1%
Britannia Bulk PLC 11% 12/1/11	7,450	7,599
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	818	802
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	874	931
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	6,000	6,390
		15,722
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16 (g)	1,650	1,708
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13 (g)	2,390	2,441
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,185
9.5% 10/1/08	460	481
TFM SA de CV 9.375% 5/1/12	4,220	4,547
		17,362
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc. 9% 8/15/16 (g)	4,500	4,849
Ashtead Holdings PLC 8.625% 8/1/15 (g)	1,490	1,565
Neff Corp. 10% 6/1/15 (g)	2,250	2,301
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	13,720	15,915
VWR International, Inc. 8% 4/15/14	10,705	11,521
		36,151
TOTAL INDUSTRIALS		212,727
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Lucent Technologies, Inc.:
6.45% 3/15/29	20,870	19,200
6.5% 1/15/28	7,000	6,440
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.:
9.6056% 7/15/11 (g)(i)	$ 8,000	$ 8,620
10.125% 7/15/13 (g)	7,880	8,767
		43,027
Electronic Equipment & Instruments - 0.1%
Itron, Inc. 7.75% 5/15/12	860	879
NXP BV 7.875% 10/15/14 (g)	8,000	8,220
Solectron Global Finance Ltd. 8% 3/15/16	1,480	1,487
		10,586
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,738
7.75% 1/15/15	13,705	13,945
8.25% 7/1/11	815	816
8.625% 4/1/13	370	379
8.75% 7/15/18	785	846
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	22,855
9.125% 8/15/13	6,630	7,044
10.25% 8/15/15	10,170	11,111
		63,734
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc. 9.25% 6/1/16	8,795	9,213
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (i)	6,000	6,270
11.875% 12/1/15	9,000	10,260
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)	6,770	6,796
9.125% 12/15/14 pay-in-kind (g)	35,240	34,888
10.125% 12/15/16 (g)	38,880	38,977
		106,404
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16	1,590	1,574
Open Solutions, Inc. 9.75% 2/1/15 (g)	1,300	1,349
Serena Software, Inc. 10.375% 3/15/16	10,960	11,974
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies, Inc. 11.75% 12/1/13	$ 9,570	$ 10,742
UGS Capital Corp. II 10.348% 6/1/11 pay-in-kind (g)(i)	4,498	4,488
		30,127
TOTAL INFORMATION TECHNOLOGY		253,878
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	6,675	7,013
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,389
Georgia Gulf Corp.:
9.5% 10/15/14 (g)	3,440	3,492
10.75% 10/15/16 (g)	3,745	3,792
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	8,190	8,661
Koppers, Inc. 9.875% 10/15/13	722	785
Lyondell Chemical Co. 8.25% 9/15/16	5,650	6,159
MacDermid, Inc. 9.5% 4/15/17 (g)	740	779
Phibro Animal Health Corp. 10% 8/1/13 (g)	3,650	3,979
		39,049
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	878
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,125
7.75% 11/15/15	4,000	4,185
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,805
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	2,390	2,402
7.75% 5/15/11	1,760	1,822
Owens-Illinois, Inc.:
7.5% 5/15/10	770	787
7.8% 5/15/18	350	363
		17,367
Metals & Mining - 0.2%
Aleris International, Inc. 9% 12/15/14 (g)	4,080	4,355
Compass Minerals International, Inc. 0% 12/15/12 (e)	4,550	4,664
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	7,000	8,418
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	$ 6,160	$ 6,653
8.375% 4/1/17	17,990	19,654
RathGibson, Inc. 11.25% 2/15/14	4,385	4,637
Tube City IMS Corp. 9.75% 2/1/15 (g)	560	591
United States Steel Corp.:
6.05% 6/1/17	3,345	3,315
6.65% 6/1/37	4,975	4,911
		57,198
TOTAL MATERIALS		113,614
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	8,300	8,786
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,265	2,624
BellSouth Corp. 6.55% 6/15/34	4,075	4,156
British Telecommunications PLC 9.125% 12/15/30	3,080	4,138
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (g)	6,610	7,089
Citizens Communications Co. 7.875% 1/15/27	7,000	7,193
Embarq Corp.:
7.082% 6/1/16	524	534
7.995% 6/1/36	12,964	13,521
Eschelon Operating Co. 8.375% 3/15/10	1,620	1,565
Intelsat Ltd.:
9.25% 6/15/16	9,000	9,923
11.25% 6/15/16	12,145	13,876
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)	6,530	6,693
9.25% 11/1/14 (g)	11,945	12,453
12.25% 3/15/13	8,360	9,760
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	10,050	10,892
Qwest Corp.:
6.5% 6/1/17 (g)	6,000	5,955
7.5% 10/1/14	7,000	7,368
7.625% 6/15/15	10,930	11,586
8.875% 3/15/12	16,520	18,131
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 12,925	$ 12,613
8.75% 3/15/32	4,605	5,308
Telecom Italia Capital SA 7.2% 7/18/36	3,975	4,167
Telefonica Emisiones SAU 7.045% 6/20/36	6,355	6,740
U.S. West Communications:
6.875% 9/15/33	8,020	7,709
7.2% 11/10/26	845	856
7.25% 9/15/25	840	863
Verizon Global Funding Corp. 7.75% 12/1/30	4,320	4,929
Windstream Corp.:
7% 3/15/19	5,000	4,981
8.625% 8/1/16	5,380	5,857
		210,266
Wireless Telecommunication Services - 0.2%
Digicel Group Ltd.:
8.875% 1/15/15 (g)	7,420	7,383
9.125% 1/15/15 pay-in-kind (g)	6,040	5,987
Digicel Ltd. 9.25% 9/1/12 (g)	4,120	4,367
Intelsat Subsidiary Holding Co. Ltd. 8.25% 1/15/13	5,000	5,188
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	11,855	12,537
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)	1,510	1,475
Rural Cellular Corp.:
8.25% 3/15/12	2,590	2,713
8.36% 6/1/13 (g)(i)	4,500	4,534
		44,184
TOTAL TELECOMMUNICATION SERVICES		254,450
UTILITIES - 0.5%
Electric Utilities - 0.3%
Appalachian Power Co. 6.375% 4/1/36	6,000	6,095
Edison Mission Energy 7.625% 5/15/27 (g)	10,000	10,163
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.3% 5/1/11	$ 16,000	$ 17,080
9.125% 5/1/31	5,075	5,735
Nevada Power Co.:
6.5% 5/15/18	5,100	5,293
6.65% 4/1/36	8,310	8,509
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	3,087
Reliant Energy, Inc. 6.75% 12/15/14	9,645	10,079
Tampa Electric Co. 6.15% 5/15/37	3,871	3,842
		69,883
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	1,915	1,755
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
7.75% 3/1/14	4,000	4,215
9.375% 9/15/10	5,451	5,976
9.5% 6/1/09	1,357	1,447
Enron Corp.:
6.4% 7/15/06 (d)	3,600	1,071
6.625% 11/15/05 (d)	2,155	641
6.75% 9/1/04 (d)	1,425	413
9.125% 4/1/03 (d)	4,315	1,284
Mirant North America LLC 7.375% 12/31/13	2,640	2,792
NRG Energy, Inc.:
7.25% 2/1/14	4,530	4,655
7.375% 2/1/16	9,560	9,871
7.375% 1/15/17	3,000	3,120
		35,485
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12	6,000	7,785
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc. 6.3% 9/30/66 (i)	$ 9,860	$ 9,959
Utilicorp United, Inc. 8% 3/1/23	8,000	8,060
		25,804
TOTAL UTILITIES		132,927
TOTAL NONCONVERTIBLE BONDS		2,280,035
TOTAL CORPORATE BONDS (Cost $2,314,869)		2,414,060
U.S. Government and Government Agency Obligations - 6.4%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
4.375% 7/17/13	20,070	19,127
4.5% 2/15/11	18,100	17,717
4.625% 10/15/13	30,000	29,035
4.75% 12/15/10	60,000	59,226
6.125% 3/15/12	1,502	1,561
6.625% 9/15/09	27,133	27,979
Freddie Mac:
4.5% 1/15/14	5,885	5,648
4.75% 3/5/09	25,396	25,186
4.875% 11/15/13	17,515	17,183
5.25% 7/18/11	53,350	53,496
5.25% 11/5/12	5,610	5,564
5.625% 3/15/11	187,620	190,616
5.75% 1/15/12	60,000	61,364
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,423
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		519,125
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	32,254	30,267
2% 1/15/14	166,656	161,495
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 4/15/11	$ 227,099	$ 225,768
2.5% 7/15/16	137,233	137,290
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		554,820
U.S. Treasury Obligations - 2.4%
U.S. Treasury Bonds:
4.5% 2/15/36	40,000	36,822
6.125% 8/15/29	105,540	120,109
U.S. Treasury Notes:
3.625% 1/15/10	7,014	6,801
4% 2/15/15	9,000	8,485
4.25% 11/15/14	67,850	65,189
4.5% 3/31/12	31,685	31,192
4.5% 4/30/12 (h)	161,277	158,782
5.125% 5/15/16	186,610	189,511
6% 8/15/09	42,835	43,795
TOTAL U.S. TREASURY OBLIGATIONS		660,686
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,760,978)		1,734,631
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.5%
5.5% 4/1/36 to 2/1/37	100,065	97,694
5.5% 6/1/37 (h)	112,000	109,321
5.5% 6/1/37 (h)	200,000	195,216
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $408,013)		402,231
Asset-Backed Securities - 0.0%

Carrington Mortgage Loan Trust Series 2006-FRE1 Class M1, 5.62% 7/25/36 (i) (Cost $3,461)	3,500	3,503
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)	$ 50,972	$ 6,275
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2006-78 Class CD, 4.5% 10/25/18	24,867	24,273
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,722)		30,548
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.5651% 8/1/24 (g)(i)	608	556
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.7188% 4/29/39 (g)(i)	1,533	1,556
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,896	10,597
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8584% 12/10/41 (i)(k)	5,413	106
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g)(i)	180	162
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,911)		12,977
Municipal Securities - 0.0%

California Gen. Oblig. 5% 9/1/33 (Cost $12,758)	12,000	12,476
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Delphi Corp. term loan 8.125% 12/31/07 (i)	3,300	3,308
Tower Automotive, Inc. term loan 9.9375% 8/2/07 (i)	2,000	1,998
		5,306
Automobiles - 0.2%
AM General LLC term loan 10.36% 4/17/12 (i)	19,000	19,095
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co. term loan 8.36% 12/15/13 (i)	$ 35,960	$ 36,275
General Motors Corp. term loan 7.725% 11/29/13 (i)	4,888	4,937
		60,307
Diversified Consumer Services - 0.0%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (i)	6,250	6,250
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. term loan 8.6098% 10/1/10 (i)	1,470	1,470
Intrawest Resorts term loan 7.478% 10/25/07 (i)	14,019	14,036
London Arena & Waterfront Finance LLC Tranche A, term loan 7.84% 3/8/12 (i)	861	866
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (i)	1,070	1,074
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (i)	7,000	6,965
Tropicana Entertainment term loan 7.85% 7/3/08 (i)	460	463
		24,874
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.32% 3/6/14 (i)	5,000	5,000
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (i)	7,811	7,816
Discovery Communications, Inc. term loan 7.34% 5/14/14 (i)	1,550	1,563
Hicks Sports Group LLC Tranche 2LN, term loan 10.875% 12/22/11 (i)	11,000	11,138
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (i)	360	362
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (i)	908	912
11.55% 12/21/07 (i)	396	397
The Reader's Digest Association, Inc. term loan 7.3391% 3/2/14 (i)	800	802
Tribune Co. term loan 7.875% 5/17/09 (i)	3,480	3,497
Wide Open West Finance LLC Tranche 2, term loan 10.36% 5/1/14 (i)	3,230	3,262
		34,749
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 8.07% 5/24/14 (i)	9,580	9,544
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Corp. term loan 7.6% 9/16/13 (i)	$ 800	$ 799
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	8,445	8,508
		18,851
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 7.57% 4/4/14 (i)	4,290	4,261
TOTAL CONSUMER DISCRETIONARY		154,598
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Bolthouse Farms, Inc. Tranche 2, term loan 10.85% 12/16/13 (i)	7,000	7,096
Household Products - 0.1%
KIK Custom Products, Inc. Tranche 2LN, term loan 10.32% 11/30/14 (i)	10,000	10,050
TOTAL CONSUMER STAPLES		17,146
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Express Energy Services LLC term loan 8.8465% 2/23/13 (i)	10,000	10,025
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 9.84% 4/12/14 (i)	11,000	11,069
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (i)	786	790
Tranche D, term loan 8.3495% 12/28/13 (i)	4,053	4,074
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (i)	3,000	3,023
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (i)	6,610	6,750
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (i)	356	358
term loan 7.3565% 10/31/12 (i)	1,462	1,469
Venoco, Inc. Tranche 2LN, term loan 9.32% 5/7/14 (i)	610	616
		28,149
TOTAL ENERGY		38,174
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Energy Investors Funds term loan 7.0828% 4/11/14 (i)	$ 510	$ 512
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.86% 2/27/14 (i)	1,120	1,133
Tranche B 1LN, term loan 8.1099% 2/27/13 (i)	768	773
LS Power Acquisition Corp. Tranche 2LN, term loan 9.07% 11/1/14 (i)	310	313
MGM Holdings II, Inc. Tranche B, term loan 8.6% 4/8/12 (i)	2,554	2,564
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 9.6% 12/15/14 (i)	10,000	10,200
		15,495
Real Estate Management & Development - 0.0%
EOP Operating LP term loan 7.97% 2/28/09 (i)	132	132
TOTAL FINANCIALS		15,627
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Fenwal, Inc. Tranche 2LN, term loan 10.61% 8/28/14 (i)	2,000	2,028
Health Care Providers & Services - 0.1%
Genoa Healthcare Group LLC Tranche 2, term loan 13.1% 2/4/13 (i)	2,500	2,519
Golden Gate National Senior Care LLC Tranche 2, term loan 13.07% 9/14/11 (i)	13,000	13,163
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (i)	19,950	20,187
Renal Advantage, Inc. Tranche B, term loan 7.86% 9/30/12 (i)	227	228
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 8.3267% 11/9/11 (i)	657	661
Tranche 2LN, term loan 12.34% 11/9/12 (i)	5,000	5,075
		41,833
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 11.82% 5/3/13 (i)	15,000	14,813
Stiefel Laboratories, Inc. term loan 10.355% 6/28/14 (i)	3,900	3,983
		18,796
TOTAL HEALTH CARE		62,657
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (i)	$ 210	$ 212
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 10.34% 5/11/15 pay-in-kind (i)	110	112
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 11.1% 3/28/14 (i)	80	82
		406
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. Tranche 2, term loan 11.375% 3/15/13 (i)	5,492	5,547
Airlines - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.605% 4/30/14 (i)	880	891
Northwest Airlines Corp. Tranche B, term loan 8.85% 12/22/13 (i)	349	352
		1,243
Commercial Services & Supplies - 0.0%
AlixPartners LLP Tranche B, term loan 7.61% 10/12/13 (i)	1,536	1,548
Aramark Corp.:
term loan 7.475% 1/26/14 (i)	3,298	3,323
7.445% 1/26/14 (i)	236	237
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.6% 2/5/13 (i)(l)	430	432
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (i)	985	992
		6,532
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (i)	5,990	6,110
Navistar International Corp.:
term loan 8.6099% 1/19/12 (i)	352	357
Credit-Linked Deposit 8.5907% 1/19/12 (i)	128	130
		6,597
TOTAL INDUSTRIALS		20,325
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
IPC Systems, Inc. Tranche 2LN, term loan 10.57% 5/31/15 (i)	$ 6,000	$ 6,060
SafeNet, Inc. Tranche 2LN, term loan 11.35% 4/12/15 (i)	7,500	7,613
		13,673
Electronic Equipment & Instruments - 0.0%
Itron, Inc. term loan 7.358% 4/18/14 (i)	140	141
IT Services - 0.0%
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (i)	429	432
Software - 0.0%
Serena Software, Inc. term loan 7.3356% 3/10/13 (i)	311	312
SS&C Technologies, Inc. term loan 7.3627% 11/23/12 (i)	542	545
Vertafore, Inc. Tranche 2LN, term loan 11.11% 1/31/13 (i)	630	636
		1,493
TOTAL INFORMATION TECHNOLOGY		15,739
MATERIALS - 0.0%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (i)	540	545
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (i)	2,830	2,844
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (i)	15,000	15,075
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (i)	710	719
Wind Telecomunicazioni Spa term loan 12.6088% 12/12/11 pay-in-kind (i)	7,703	7,760
		26,398
UTILITIES - 0.1%
Electric Utilities - 0.0%
HCP Acquisition, Inc. Tranche 2LN, term loan 9.61% 2/13/15 (i)	3,000	3,030
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (i)	$ 322	$ 324
Tranche 1LN, revolver loan 7.475% 12/20/13 (i)	90	91
Tranche 2LN, term loan 9.6% 6/20/14 (i)	310	318
Tranche B 1LN, term loan 7.6% 12/20/13 (i)	1,454	1,463
Calpine Corp. Tranche D, term loan 7.59% 3/29/09 (i)	10,000	10,050
Nebraska Energy, Inc. Tranche 2LN, term loan 9.875% 5/1/14 (i)	10,780	10,888
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (i)	871	874
term loan 7.35% 2/1/13 (i)	3,354	3,366
		27,374
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (i)	1,160	1,166
term loan 8.35% 3/30/14 (i)	8,840	8,884
		10,050
TOTAL UTILITIES		40,454
TOTAL FLOATING RATE LOANS (Cost $389,056)		391,663
Fixed-Income Funds - 16.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	3,808,638	377,931
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	3,950,497	390,704
Fidelity Corporate Bond 1-10 Year Central Fund (j)	13,045,645	1,302,999
Fidelity Mortgage Backed Securities Central Fund (j)	16,964,085	1,677,239
Fidelity Ultra-Short Central Fund (j)	7,792,068	772,506
TOTAL FIXED-INCOME FUNDS (Cost $4,568,086)		4,521,379
Money Market Funds - 0.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.32% (b)	114,254,377	$ 114,254
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	90,833,348	90,833
TOTAL MONEY MARKET FUNDS (Cost $205,087)		205,087
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $22,096,819)		27,374,936
NET OTHER ASSETS - (1.5)%		(413,396)
NET ASSETS - 100%		$ 26,961,540
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	$ 4,600	(151)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	8,500	(1,151)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	4,600	(365)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	4,200	(198)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36

	May 2036	$ 8,500	$ (1,427)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,700	(80)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	4,600	(697)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	4,600	(672)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,700	(37)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	2,700	(188)
TOTAL CREDIT DEFAULT SWAPS		47,700	(4,966)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	$ 58,025	$ (1,617)
Receive semi-annually a fixed rate equal to 4.945% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2012	120,000	(2,137)
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	(1,769)
Receive semi-annually a fixed rate equal to 5.15% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2012	100,000	469
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	70,000	699
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	0
TOTAL INTEREST RATE SWAPS		498,025	(4,355)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	23,800	(474)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	33,300	(662)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	$ 32,900	$ (491)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	14,000	38
TOTAL TOTAL RETURN SWAPS		104,000	(1,589)
		$ 649,725	$ (10,910)
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $747,078,000 or 2.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $9,094 and $9,139, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,327
Fidelity 2-5 Year Duration Securitized Bond Central Fund	11,211
Fidelity Cash Central Fund	16,424
Fidelity Corporate Bond 1-10 Year Central Fund	41,497
Fidelity Mortgage Backed Securities Central Fund	44,980
Fidelity Securities Lending Cash Central Fund	786
Fidelity Ultra-Short Central Fund	13,858
Total	$ 142,083

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 394,978 *	$ 14,004	$ 377,931	13.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	395,023 *	-	390,704	11.4%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,514,490 *	210,366	1,302,999	18.8%
Fidelity Mortgage Backed Securities Central Fund	-	1,897,025 *	200,120	1,677,239	20.0%
Fidelity Ultra-Short Central Fund	-	774,987	-	772,506	5.1%
Total	$ -	$ 4,976,503	$ 424,490	$ 4,521,379
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $22,101,637,000. Net unrealized appreciation aggregated $5,273,299,000, of which $5,553,132,000 related to appreciated investment securities and $279,833,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007